UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

HSBC GROWTH FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 104.3%
HSBC Growth Portfolio		64,747,829
TOTAL INVESTMENT SECURITIES - 104.3%
(COST $56,173,510)		64,747,829
Other Assets (Liabilities) - (4.3)%		(2,647,417)
NET ASSETS - 100%		$62,100,412

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 94.0%
Aerospace & Defense — 0.5%
Honeywell International, Inc.	3,100	319,920

Airlines — 1.3%
Delta Air Lines, Inc.	19,100	845,939

Auto Components — 0.9%
Delphi Automotive plc	9,400	610,436

Biotechnology — 6.1%
Alexion Pharmaceuticals, Inc. (a)	7,245	1,057,263
Amgen, Inc.	4,800	733,104
Celgene Corp. (a)	14,250	1,429,560
Gilead Sciences, Inc.	8,850	734,550
		3,954,477
Chemicals — 3.9%
Ecolab, Inc.	8,850	954,650
PPG Industries, Inc.	7,960	757,155
Sherwin-Williams Co.	3,245	829,649
		2,541,454
Communications Equipment — 0.9%
Palo Alto Networks, Inc. (a)	4,000	597,960

Diversified Financial Services — 0.6%
Moody's Corp.	4,700	418,958

Food & Staples Retailing — 2.6%
Costco Wholesale Corp.	5,000	755,600
CVS Health Corp.	9,750	941,753
		1,697,353
Health Care Equipment & Supplies — 5.1%
Boston Scientific Corp. (a)	53,300	934,349
DexCom, Inc. (a)	7,780	554,558
Edwards Lifesciences Corp. (a)	9,120	713,275
Medtronic plc	14,650	1,112,229
		3,314,411
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc.	19,400	2,234,104

Hotels, Restaurants & Leisure — 2.2%
Starbucks Corp.	23,700	1,440,249

Industrial Conglomerates — 2.8%
Danaher Corp.	13,500	1,169,775
General Electric Co.	21,600	628,560
		1,798,335
Internet & Catalog Retail — 6.2%
Amazon.com, Inc. (a)	4,885	2,867,495
Netflix, Inc. (a)	4,380	402,259
The Priceline Group, Inc. (a)	660	702,880
		3,972,634
Internet Software & Services — 13.2%
Alibaba Group Holding Ltd., ADR (a)	8,650	579,810
Alphabet, Inc., Class A (a)	2,230	1,697,810
Alphabet, Inc., Class C (a)	2,263	1,681,295
Costar Group, Inc. (a)	3,295	577,844
Facebook, Inc., Class A (a)	23,750	2,664,987
LinkedIn Corp., Class A (a)	6,425	1,271,572
		8,473,318
IT Services — 8.7%
First Data Corp., Class A (a)	60,700	811,559
MasterCard, Inc., Class A	15,700	1,397,771
PayPal Holdings, Inc. (a)	16,900	610,766
Visa, Inc., Class A	38,100	2,838,069
		5,658,165
Life Sciences Tools & Services — 1.4%
Quintiles Transnational Holdings,
Inc. (a)	14,700	894,201

Media — 0.9%
The Walt Disney Co.	6,400	613,248

Multiline Retail — 1.3%
Dollar Tree, Inc. (a)	10,200	829,464

Pharmaceuticals — 6.1%
Allergan plc (a)	3,540	1,006,882
Bristol-Myers Squibb Co.	25,000	1,554,000
Eli Lilly & Co.	7,100	561,610
Zoetis, Inc.	20,400	878,220
		4,000,712
Real Estate Investment Trusts — 1.9%
American Tower Corp.	12,800	1,207,552

Semiconductors & Semiconductor Equipment — 1.4%
Avago Technologies Ltd.	6,800	909,228

Software — 8.7%
Adobe Systems, Inc. (a)	17,200	1,533,036
Intuit, Inc.	10,050	959,876
Microsoft Corp.	19,000	1,046,710
Mobileye NV (a)	20,100	545,313
Salesforce.com, Inc. (a)	15,000	1,020,900
ServiceNow, Inc. (a)	8,500	528,785
		5,634,620
Specialty Retail — 5.3%
L Brands, Inc.	8,650	831,698
O'Reilly Automotive, Inc. (a)	1,120	292,208
The Home Depot, Inc.	11,200	1,408,512
Ulta Salon, Cosmetics & Fragrance,
Inc. (a)	4,860	880,486
		3,412,904
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	17,680	1,720,971

Textiles, Apparel & Luxury Goods — 4.6%
Lululemon Athletica, Inc. (a)	10,400	645,528
NIKE, Inc., Class B	28,100	1,742,481
Under Armour, Inc., Class A (a)	7,000	598,010
		2,986,019
Wireless Telecommunication Services — 1.2%
SBA Communications Corp., Class A (a)	7,600	754,528

TOTAL COMMON STOCKS
(COST $52,266,842)		60,841,160

	Shares
Investment Company — 4.8%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.06% (b)	3,118,145	3,118,145

TOTAL INVESTMENT COMPANY
(Cost $3,118,145)		3,118,145
TOTAL INVESTMENT SECURITIES
(Cost $55,384,987) — 98.8%		63,959,305

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Shares	Value ($)
Investment Company, continued
Other Assets (Liabilities) - 1.2%		788,524
NET ASSETS - 100%		$64,747,829
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ADR	American Depositary Receipt

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 100.1%
HSBC Opportunity Portfolio		15,258,178
TOTAL INVESTMENT SECURITIES - 100.1%
(COST $15,462,703)		15,258,178
Other Assets (Liabilities) - (0.1)%		(18,004)
NET ASSETS - 100%		$15,240,174

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 94.9%
Aerospace & Defense — 1.6%
TransDigm Group, Inc. (a)	16,025	3,601,298

Airlines — 1.6%
Allegiant Travel Co.	22,287	3,576,395

Banks — 2.0%
First Republic Bank	67,170	4,567,560

Biotechnology — 7.4%
ACADIA Pharmaceuticals, Inc. (a)	112,540	2,328,453
Anacor Pharmaceuticals, Inc. (a)	23,165	1,740,386
ARIAD Pharmaceuticals, Inc. (a)	615,350	3,089,057
Medivation, Inc. (a)	120,390	3,936,752
Merrimack Pharmaceuticals,
Inc. (a)	263,060	1,623,080
Neurocrine Biosciences, Inc. (a)	53,940	2,295,147
PTC Therapeutics, Inc. (a)	73,095	1,741,123
		16,753,998
Building Products — 3.4%
A.O. Smith Corp.	16,900	1,180,465
Builders FirstSource, Inc. (a)	203,030	1,630,331
Lennox International, Inc.	39,945	4,786,210
		7,597,006
Capital Markets — 2.0%
Affiliated Managers Group, Inc. (a)	13,005	1,745,141
Raymond James Financial, Inc.	62,230	2,726,296
		4,471,437
Chemicals — 2.3%
PolyOne Corp.	60,800	1,645,248
W.R. Grace & Co. (a)	44,610	3,628,577
		5,273,825
Commercial Services & Supplies — 1.4%
Knoll, Inc.	175,490	3,220,242

Communications Equipment — 4.2%
Ciena Corp. (a)	122,200	2,171,494
CommScope Holding Co., Inc. (a)	105,820	2,372,484
Palo Alto Networks, Inc. (a)	32,600	4,873,374
		9,417,352
Diversified Consumer Services — 2.5%
Nord Anglia Education, Inc. (a)	136,090	2,347,553
Service Corp. International	137,400	3,323,706
		5,671,259
Diversified Financial Services — 1.4%
MSCI, Inc.	45,170	3,109,503

Electronic Equipment, Instruments & Components — 2.1%
Ingram Micro, Inc.	94,320	2,659,824
VeriFone Systems, Inc. (a)	89,440	2,092,002
		4,751,826
Health Care Equipment & Supplies — 4.8%
Align Technology, Inc. (a)	73,640	4,870,549
DENTSPLY International, Inc.	60,365	3,554,895
Wright Medical Group NV (a)	124,348	2,480,743
		10,906,187
Health Care Providers & Services — 3.7%
Quest Diagnostics, Inc.	70,130	4,605,437
Team Health Holdings, Inc. (a)	91,850	3,753,910
		8,359,347
Health Care Technology — 1.5%
Allscripts Healthcare Solutions,
Inc. (a)	251,870	3,470,769

Hotels, Restaurants & Leisure — 7.2%
Aramark	115,440	3,688,308
Jack in the Box, Inc.	54,000	4,192,560
Sonic Corp.	104,920	3,082,550
Vail Resorts, Inc.	41,755	5,219,374
		16,182,792
Household Durables — 2.7%
Jarden Corp. (a)	114,322	6,064,782

Insurance — 2.4%
Assurant, Inc.	65,520	5,327,431

Internet Software & Services — 1.9%
Costar Group, Inc. (a)	24,360	4,272,013

IT Services — 3.5%
Genpact Ltd. (a)	70,480	1,685,882
Sabre Corp.	116,910	2,994,065
Total System Services, Inc.	82,060	3,295,530
		7,975,477
Life Sciences Tools & Services — 2.3%
Mettler-Toledo International,
Inc. (a)	16,869	5,277,467

Machinery — 3.8%
Middleby Corp. (a)	37,530	3,391,211
Snap-on, Inc.	32,100	5,186,076
		8,577,287
Media — 2.1%
Interpublic Group of Cos., Inc.	56,810	1,274,816
Nexstar Broadcasting Group, Inc.,
Class A	78,250	3,537,683
		4,812,499
Oil, Gas & Consumable Fuels — 1.6%
Tesoro Corp.	42,140	3,676,715

Pharmaceuticals — 3.6%
Jazz Pharmaceuticals plc (a)	49,913	6,425,800
Pacira Pharmaceuticals, Inc. (a)	30,400	1,806,368
		8,232,168
Professional Services — 2.6%
IHS, Inc., Class A (a)	36,110	3,777,828
Robert Half International, Inc.	50,260	2,199,880
		5,977,708
Real Estate Investment Trusts — 2.7%
Digital Realty Trust, Inc.	30,500	2,442,440
Starwood Property Trust, Inc.	186,800	3,556,672
		5,999,112
Real Estate Management & Development — 1.4%
Jones Lang LaSalle, Inc.	22,390	3,150,721

Semiconductors & Semiconductor Equipment — 2.2%
On Semiconductor Corp. (a)	464,420	3,975,435
Qorvo, Inc. (a)	23,420	927,432
		4,902,867
Software — 6.0%
Fortinet, Inc. (a)	128,620	3,619,367
QLIK Technologies, Inc. (a)	89,550	2,242,332
ServiceNow, Inc. (a)	69,360	4,314,885
Splunk, Inc. (a)	74,540	3,450,457
		13,627,041
Specialty Retail — 5.2%
Restoration Hardware Holdings,
Inc. (a)	57,070	3,516,653
Signet Jewelers Ltd.	27,880	3,234,080

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Specialty Retail, continued
Ulta Salon, Cosmetics &
Fragrance, Inc. (a)	26,775	4,850,827
		11,601,560
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc. (a)	30,220	1,875,755

Trading Companies & Distributors — 1.0%
HD Supply Holdings, Inc. (a)	85,380	2,242,933

TOTAL COMMON STOCKS
(COST $217,985,680)		214,524,332

Investment Company — 5.1%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.09% (b)	11,585,820	11,585,820

TOTAL INVESTMENT COMPANY
(Cost $11,585,820)		11,585,820
TOTAL INVESTMENT SECURITIES
(Cost $229,571,500) — 100.0%		226,110,152
Other Assets (Liabilities) - 0.0%		91,352
NET ASSETS - 100%		$226,201,504
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
Certificates of Deposit — 44.6%
Banking — 44.6%
Agricultural Bank of China, N.Y.,
0.45%, 2/1/16	130,000,000	130,000,000
Agricultural Bank of China, N.Y.,
0.41%, 2/2/16	40,000,000	40,000,000
Agricultural Bank of China, N.Y.,
0.41%, 2/3/16	180,000,000	180,000,000
Bank of America N.A., 0.59%,
2/10/16 (a)	61,000,000	61,000,000
Bank of Montreal Chicago,
0.60%, 3/21/16 (a)	28,000,000	28,000,000
Bank of Montreal Chicago,
0.57%, 4/25/16 (a)	25,000,000	25,000,000
Bank of Montreal Chicago,
0.69%, 6/21/16 (a)	36,000,000	36,000,000
Bank of Montreal Chicago,
0.67%, 7/28/16 (a)	32,000,000	32,000,000
Bank of Nova Scotia Houston,
0.65%, 3/4/16 (a)	20,000,000	19,999,068
Bank of Nova Scotia Houston,
0.54%, 3/10/16 (a)	50,000,000	50,000,000
Bank of Nova Scotia Houston,
0.61%, 5/6/16 (a)	25,000,000	25,000,000
Bank of Nova Scotia Houston,
0.87%, 7/8/16	17,000,000	17,000,000
Bank of Nova Scotia Houston,
0.66%, 8/5/16 (a)	20,000,000	20,000,000
Bank of Nova Scotia Houston,
0.52%, 8/10/16 (a)	40,000,000	40,002,574
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.55%, 2/2/16 (a)	29,000,000	29,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.77%, 3/10/16 (a)	25,000,000	25,006,364
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.92%, 3/24/16 (a)	18,500,000	18,502,430
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.60%, 4/4/16	85,000,000	85,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.60%, 4/4/16	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.63%, 5/19/16 (a)	45,000,000	45,000,000
Canadian Imperial Bank
Commercial, N.Y., 0.59%,
3/17/16	50,000,000	50,000,000
Canadian Imperial Bank
Commercial, N.Y., 0.60%,
5/16/16 (a)	50,000,000	50,000,000
China Construction Bank Corp.,
N.Y., 0.45%, 2/1/16	100,000,000	100,000,000
China Construction Bank Corp.,
N.Y., 0.41%, 2/4/16	260,000,000	260,000,000
Credit Industriel et Commercial,
0.49%, 3/17/16	75,000,000	75,000,000
Credit Industriel et Commercial,
0.76%, 6/1/16 (a)	40,000,000	40,000,000
DZ Bank, N.Y., 0.48%, 4/11/16	65,000,000	64,999,949
DZ Bank, N.Y., 0.67%, 5/6/16	60,000,000	59,999,951
Industrial & Commercial Bank of
China Ltd., N.Y., 0.45%, 2/1/16	110,000,000	110,000,000
Industrial & Commercial Bank of
China Ltd., N.Y., 0.41%, 2/3/16	225,000,000	225,000,000
Kookmin Bank, N.Y., 0.70%,
4/1/16	25,000,000	25,000,000
Korea Development Bank, N.Y.,
0.51%, 4/19/16	30,000,000	30,000,000
Korea Development Bank, N.Y.,
0.51%, 4/19/16	30,000,000	30,000,000
Mizuho Bank Ltd., N.Y., 0.60%,
4/20/16	50,000,000	50,000,000
National Australia Bank, N.Y.,
0.24%, 2/1/16	50,000,000	50,000,000
Nordea Bank Findland, N.Y.,
0.59%, 5/13/16 (a)	35,000,000	35,000,000
Nordea Bank Findland, N.Y.,
0.56%, 6/21/16 (a)	50,000,000	50,000,000
Norinchukin Bank, N.Y., 0.41%,
2/1/16	70,000,000	70,000,000
Norinchukin Bank, N.Y., 0.66%,
4/5/16	70,000,000	70,000,000
Oversea-Chinese Bank Co.,
N.Y., 0.50%, 4/4/16	50,000,000	50,000,000
Rabobank Nederland, N.Y.,
0.37%, 2/3/16 (a)	70,000,000	70,000,000
Rabobank Nederland, N.Y.,
0.63%, 8/9/16 (a)	15,000,000	15,000,000
Royal Bank of Canada, N.Y.,
0.60%, 3/18/16 (a)	50,000,000	50,000,000
Royal Bank of Canada, N.Y.,
0.73%, 5/27/16 (a)	25,000,000	25,000,644
Royal Bank of Canada, N.Y.,
0.77%, 6/3/16 (a)	15,500,000	15,500,000
Royal Bank of Canada, N.Y.,
0.71%, 6/8/16 (a)	20,000,000	20,000,000
Royal Bank of Canada, N.Y.,
0.76%, 6/10/16 (a)	80,000,000	80,000,000
Royal Bank of Canada, N.Y.,
0.65%, 8/8/16 (a)	10,000,000	10,000,000
State Street Bank & Trust,
0.59%, 3/9/16 (a)	55,000,000	55,000,000
Sumitomo Mitsui Bank, N.Y.,
0.42%, 2/17/16	50,000,000	50,000,000
Sumitomo Mitsui Bank, N.Y.,
0.65%, 2/25/16 (a)	60,000,000	60,000,000
Svenska Handelsbanken, N.Y.,
0.47%, 3/18/16	50,000,000	50,000,268
Svenska Handelsbanken, N.Y.,
0.60%, 5/18/16	10,000,000	10,000,000
Toronto Dominion Bank, N.Y.,
0.59%, 2/25/16 (a)	65,000,000	65,000,000
Toronto Dominion Bank, N.Y.,
0.60%, 5/19/16 (a)	25,000,000	25,000,000
Toronto Dominion Bank, N.Y.,
0.57%, 6/8/16 (a)	45,000,000	45,000,000
Wells Fargo Bank N.A., 0.57%,
2/26/16 (a)	35,000,000	35,001,538
Wells Fargo Bank N.A., 0.56%,
3/18/16 (a)	13,000,000	13,000,000
Wells Fargo Bank N.A., 0.63%,
5/4/16	65,000,000	65,000,000
Wells Fargo Bank N.A., 0.74%,
6/30/16 (a)	100,000,000	100,000,000
		3,300,012,786
TOTAL CERTIFICATES OF DEPOSIT
(COST $3,300,012,786)		3,300,012,786

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Commercial Paper and Notes — 32.8%
Banking — 27.0%
ANZ National International Ltd.,
0.62%, 5/24/16 (b)(c)	35,000,000	34,931,886
Australia & New Zealand
Banking Group Ltd., 0.45%,
4/26/16 (b)(c)	50,000,000	49,946,875
Australia & New Zealand
Banking Group Ltd., 0.76%,
6/17/16 (a)(b)	25,000,000	25,000,000
Australia & New Zealand
Banking Group Ltd., 0.63%,
7/6/16 (a)(b)	25,000,000	25,000,170
Bank of Nova Scotia Houston,
2/1/16 (b)(c)	64,500,000	64,500,000
Bank of Tokyo-Mitsubishi UFJ,
N.Y., 0.49%, 4/11/16 (c)	20,000,000	19,980,556
Banque et Caisse Epargne,
0.45%, 3/16/16 (c)	15,000,000	14,991,475
Banque et Caisse Epargne,
0.45%, 4/1/16 (c)	10,000,000	9,992,333
BNP Paribas, 0.49%, 4/1/16 (c)	42,000,000	41,965,000
BPCE, 0.29%, 2/3/16 (b)(c)	60,000,000	59,998,534
BPCE, 0.60%, 3/1/16 (b)(c)	60,000,000	59,970,034
Commonwealth Bank of
Australia, 0.60%, 2/22/16 (a)(b)	35,000,000	35,000,000
Commonwealth Bank of
Australia, 0.55%, 3/17/16 (b)(c)	50,000,000	49,965,000
Commonwealth Bank of
Australia, 0.54%, 3/29/16 (a)(b)	50,000,000	50,000,000
Commonwealth Bank of
Australia, 0.58%, 5/26/16 (a)(b)	35,000,000	34,998,920
DBS Bank Ltd., 0.70%,
3/8/16 (b)(c)	50,000,000	49,964,050
DNB NOR Bank ASA, 0.44%,
4/19/16 (b)(c)	65,000,000	64,936,625
Erste Abwicklungsanstalt,
0.59%, 3/4/16 (a)(b)	50,000,000	50,000,000
Erste Abwicklungsanstalt,
0.64%, 4/4/16 (b)(c)	9,200,000	9,189,535
Erste Abwicklungsanstalt,
0.58%, 4/13/16 (a)(b)	52,000,000	51,999,244
Erste Abwicklungsanstalt,
0.65%, 6/1/16 (b)(c)	45,000,000	44,901,688
JPMorgan Chase & Co., 0.49%,
3/18/16 (b)(c)	19,000,000	18,987,861
Mizuho Bank Ltd., N.Y., 0.38%,
2/18/16 (b)(c)	95,000,000	94,982,054
National Australia Bank, N.Y.,
0.59%, 4/11/16 (a)(b)	60,000,000	60,000,000
National Australia Bank, N.Y.,
0.76%, 6/20/16 (a)(b)	75,000,000	75,000,000
National Bank of Canada, N.Y.,
0.47%, 3/18/16 (b)(c)	50,000,000	49,969,334
Nordea Bank AB, 0.38%,
4/1/16 (b)(c)	50,000,000	49,967,917
Oversea-Chinese Banking Corp.
Ltd., 0.29%, 2/16/16 (c)	15,315,000	15,313,022
Rabobank Nederland, 0.32%,
2/5/16 (c)	40,000,000	39,998,222
Rabobank Nederland, 0.66%,
5/23/16 (c)	25,000,000	24,948,667
Rabobank Nederland, 0.72%,
6/14/16 (c)	50,000,000	49,866,000
Societe' Generale N.A.,
2/1/16 (b)(c)	115,000,000	114,999,999
Societe' Generale N.A., 0.61%,
5/2/16 (b)(c)	75,000,000	74,882,459
Sumitomo Mitsui Bank, N.Y.,
0.64%, 3/16/16 (b)(c)	40,000,000	39,968,222
Sumitomo Mitsui Trust, N.Y.,
0.51%, 3/8/16 (b)(c)	45,000,000	44,976,375
Sumitomo Trust & Bank, N.Y.,
0.66%, 3/30/16 (b)(c)	30,000,000	29,967,617
Svenska Handelsbank, Inc.,
0.73%, 6/20/16 (b)(c)	65,000,000	64,815,472
Toronto Dominion Holdings,
0.68%, 6/3/16 (b)(c)	65,000,000	64,848,984
United Overseas Bank, 0.76%,
6/10/16 (b)(c)	65,000,000	64,821,611
Westpac Banking Corp., N.Y.,
0.68%, 6/3/16 (a)(b)	73,000,000	73,000,000
Westpac Banking Corp., N.Y.,
0.64%, 7/19/16 (a)(b)	35,000,000	35,000,000
Westpac Securities NZ Ltd.,
0.59%, 2/8/16 (a)(b)	60,000,000	60,000,000
		1,993,545,741
Diversified — 0.7%
Caisse DES Depots et
Consignations, 0.54%,
3/14/16 (b)(c)	50,000,000	49,967,917

Finance — 5.1%
Antalis US Funding Corp.,
0.46%, 2/29/16 (b)(c)	26,000,000	25,990,293
Antalis US Funding Corp.,
0.49%, 3/4/16 (b)(c)	10,000,000	9,995,556
ASB Finance Ltd. London,
0.64%, 5/20/16 (a)(b)	14,000,000	14,000,052
ASB Finance Ltd. London,
0.78%, 6/21/16 (a)(b)	55,000,000	55,000,000
Caisse Centrale Desjardins,
0.50%, 3/4/16 (b)(c)	15,500,000	15,492,836
Collateralized CP II Co. LLC,
0.36%, 2/4/16 (c)	18,500,000	18,499,260
Collateralized CP II Co. LLC,
0.49%, 3/28/16 (b)(c)	25,000,000	24,980,556
Collateralized CP II Co. LLC,
0.49%, 4/27/16 (b)(c)	24,000,000	23,971,333
Collateralized CP II Co. LLC,
0.85%, 6/27/16 (c)	45,000,000	44,843,812
MetLife Short Term Funding
LLC, 2/1/16 (b)(c)	43,500,000	43,500,000
Old Line Funding LLC, 0.60%,
2/8/16 (a)(b)	19,500,000	19,500,309
Old Line Funding LLC, 0.49%,
3/4/16 (b)(c)	35,000,000	34,984,445
Toyota Motor Credit Corp.,
0.64%, 4/14/16 (c)	50,000,000	49,934,097
		380,692,549
TOTAL COMMERCIAL PAPER AND NOTES
(COST $2,424,206,207)		2,424,206,207

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC PRIME MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Corporate Obligations — 0.9%
Banking — 0.9%
JPMorgan Chase Bank N.A.,
0.77%, 7/18/16, Callable
4/18/16 @ 100 (a)	25,000,000	24,999,894
Wells Fargo Bank N.A., 0.61%,
6/9/16, MTN (a)	40,000,000	40,000,000
		64,999,894
TOTAL CORPORATE OBLIGATIONS (Cost
$64,999,894)		64,999,894

Yankee Dollars — 2.7%
Banking — 1.0%
Commonwealth Bank of
Australia, 0.62%, 6/3/16 (a)(b)	20,000,000	19,995,962
Erste Abwicklungsanstalt,
0.65%, 6/7/16 (a)	21,200,000	21,198,137
Westpac Banking Corp., 0.67%,
5/31/16 (a)(b)	35,000,000	35,000,000
		76,194,099
Finance — 1.7%
GE Capital International
Funding Co., 0.96%, 4/15/16 (b)	125,000,000	125,095,405

TOTAL YANKEE DOLLARS (Cost $201,289,504)		201,289,504

U.S. Treasury Obligation — 1.8%
U.S. Treasury Notes — 1.8%
3.25%, 7/31/16	135,000,000	136,771,316

TOTAL U.S. Treasury Obligation (Cost
$136,771,316)		136,771,316

Time Deposits — 17.2%
Abbey National Treasury
Services, 0.28%, 2/1/16	75,000,000	75,000,000
Australia & New Zealand Bank,
0.27%, 2/1/16	200,000,000	200,000,000
Bank of New York, 0.26%,
2/1/16	250,000,000	250,000,000
Credit Industriel et Commercial,
0.27%, 2/1/16	150,000,000	150,000,000
Credit Agricole CIB, N.Y.,
0.28%, 2/1/16	363,000,000	363,000,000
Natixis, 0.26%, 2/1/16	106,000,000	106,000,000
National Bank of Kuwait, 0.30%,
2/1/16	50,000,000	50,000,000
Nordea Bank AB, 0.26%,
2/1/16	75,000,000	75,000,000

TOTAL TIME DEPOSITS
(Cost $1,269,000,000)		1,269,000,000
TOTAL INVESTMENT SECURITIES
(Cost $7,396,279,707) — 100.0%		7,396,279,707
Other Assets (Liabilities) - 0.0%		2,718,884
NET ASSETS - 100%		$7,398,998,591
____________________
(a)	Variable rate security. The rate presented represents the rate in effect on January 31, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(c)	Rate presented represents the effective yield at time of purchase.
MTN	Medium Term Note
LLC	Limited Liability Company

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency Obligations — 39.2%
Federal Farm Credit Bank — 7.0%
0.16%, 3/10/16 (a)	75,000,000	74,987,333
0.37%, 9/21/16 (b)	65,000,000	65,000,000
0.38%, 3/15/16 (b)	40,000,000	39,999,761
0.38%, 4/18/16 (b)	50,000,000	49,999,455
0.42%, 6/23/16 (b)	30,000,000	29,991,680
0.44%, 8/10/16 (b)	50,000,000	49,997,394
0.44%, 7/8/16 (b)	10,000,000	10,003,516
0.48%, 4/17/17 (b)	20,604,000	20,606,769
0.49%, 4/10/17 (b)	50,000,000	49,993,993
0.50%, 7/29/16 (b)	65,000,000	65,003,224
0.53%, 9/19/16 (b)	25,743,000	25,747,932
		481,331,057
Federal Home Loan Bank — 13.9%
0.27%, 2/3/16 (a)	285,000,000	284,993,667
0.29%, 3/4/16 (a)	244,000,000	243,934,067
0.38%, 1/9/17 (b)	85,000,000	85,000,000
0.38%, 2/9/16 (b)	98,000,000	98,000,000
0.42%, 8/21/17 (b)	100,000,000	100,000,000
0.42%, 10/7/16 (b)	50,000,000	50,000,000
0.42%, 6/14/16 (b)	75,000,000	75,000,000
		936,927,734
Federal Home Loan Mortgage Corp. — 12.8%
0.16%, 2/9/16 (a)	150,000,000	149,994,167
0.25%, 2/26/16 (a)	45,000,000	44,991,719
0.37%, 8/17/16 (b)	100,000,000	100,000,000
0.39%, 2/18/16 (b)	115,000,000	114,999,625
0.41%, 6/15/16 (b)	75,000,000	74,995,758
0.42%, 7/21/16 (b)	97,100,000	97,109,405
0.43%, 1/13/17 (b)	232,500,000	232,478,177
0.50%, 5/3/16 (a)	50,000,000	49,936,111
		864,504,962
Federal National Mortgage Association — 5.5%
0.16%, 3/16/16 (a)	75,000,000	74,985,333
0.44%, 8/16/17 (b)	50,000,000	49,992,217
0.44%, 10/5/17 (b)	100,000,000	99,982,981
0.44%, 1/26/17 (b)	100,000,000	99,989,950
0.45%, 8/26/16 (b)	50,000,000	50,024,459
		374,974,940
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost
$2,657,738,693)		2,657,738,693

U.S. Treasury Obligations — 7.6%
U.S. Treasury Notes — 7.6%
0.25%, 5/15/16	200,000,000	199,929,619
0.50%, 6/15/16	50,000,000	49,991,260
1.50%, 6/30/16	50,000,000	50,188,337
3.25%, 6/30/16	210,000,000	212,235,554
		512,344,770
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$512,344,770)		512,344,770

Repurchase Agreements — 52.2%
BNP Paribas, 0.35%, 2/1/16,
Purchased on 01/29/16,
with maturity value of
$900,026,250,
collateralized by various
U.S. Treasury Obligations,
0.00%-9.25%, 02/15/16-
05/15/44, fair value
$918,000,000	900,000,000	900,000,000
BNP Paribas, 0.37%, 2/1/16,
Purchased on 01/29/16,
with maturity value of
$100,003,083,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.50%-6.50%,
07/01/18-05/01/48, fair
value $102,000,000	100,000,000	100,000,000
Citigroup Global Markets,
0.34%, 2/1/16, Purchased
on 01/29/16, with maturity
value of $100,002,833,
collateralized by various
U.S. Government and
Government Agency
Obligations, 0.00%-5.50%,
03/09/18-08/15/45, fair
value $102,000,000	100,000,000	100,000,000
Goldman Sachs, 0.32%, 2/1/16,
Purchased on 01/29/16,
with maturity value of
$100,002,667,
collateralized by U.S.
Treasury Obligations,
0.13%, 04/15/20, fair value
$102,000,050	100,000,000	100,000,000
Goldman Sachs, 0.31%, 2/4/16,
Purchased on 01/28/16,
with maturity value of
$550,033,153,
collateralized by various
U.S. Government and
Government Agency
Obligations, 2.82%-5.00%,
01/01/21-01/01/46, fair
value $561,000,000	550,000,000	550,000,000
Merrill Lynch Pierce Fenner &
Smith, 0.32%, 2/1/16,
Purchased on 01/29/16,
with maturity value of
$150,004,000,
collateralized by U.S.
Treasury Obligations,
3.13%, 11/15/41, fair value
$153,000,067	150,000,000	150,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Societe' Generale, 0.35%,
2/5/16, Purchased on
01/29/16, with maturity
value of $640,043,556,
collateralized by various
U.S. Treasury Obligations,
3.00%-8.13%, 08/15/19-
05/15/45, fair value
$652,800,017	640,000,000	640,000,000
Societe' Generale, 0.35%,
2/1/16, Purchased on
01/29/16, with maturity
value of $800,023,333,
collateralized by various
U.S. Treasury Obligations,
0.00%-8.13%, 03/24/16-
11/15/44, fair value
$816,000,000	800,000,000	800,000,000
Toronto Dominion Bank, 0.33%,
2/1/16, Purchased on
01/29/16, with maturity
value of $200,005,500,
collateralized by various
U.S. Treasury Obligations,
0.00%-2.88%, 09/15/16-
08/15/45, fair value
$204,000,015	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,540,000,000)		3,540,000,000
TOTAL INVESTMENT SECURITIES
(Cost $6,710,083,463) — 99.0%		6,710,083,463
Other Assets (Liabilities) - 1.0%		70,338,730
NET ASSETS - 100%		$6,780,422,193
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on January 31, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations — 97.0%
U.S. Treasury Bills — 48.5%
0.16%, 2/4/16 (a)	105,000,000	104,998,099
0.20%, 2/11/16 (a)	75,000,000	74,995,417
0.23%, 2/18/16 (a)	425,000,000	424,950,537
0.28%, 2/25/16 (a)	75,000,000	74,985,225
		679,929,278
U.S. Treasury Notes — 48.5%
0.36%, 10/31/16 (b)	40,000,000	39,993,025
0.37%, 4/30/16 (b)	85,000,000	85,006,892
0.38%, 3/15/16	67,000,000	67,006,221
0.38%, 7/31/16 (b)	45,000,000	45,001,593
0.38%, 4/30/17 (b)	50,000,000	49,999,367
0.39%, 1/31/17 (b)	55,000,000	54,998,430
0.47%, 10/31/17 (b)	25,000,000	25,010,169
0.50%, 7/31/16	70,000,000	70,002,734
0.63%, 7/15/16	10,000,000	10,012,354
1.75%, 5/31/16	100,000,000	100,435,558
2.00%, 4/30/16	70,000,000	70,291,037
2.63%, 4/30/16	50,000,000	50,282,119
3.25%, 6/30/16	10,000,000	10,119,958
		678,159,457
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$1,358,088,735)		1,358,088,735
TOTAL INVESTMENT SECURITIES
(Cost $1,358,088,735) — 97.0%		1,358,088,735
Other Assets (Liabilities) - 3.0%		41,901,835
NET ASSETS - 100%		$1,399,990,570
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on January 31, 2016. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Company — 2.9%
HSBC Prime Money Market Fund,
Class I Shares, 0.37% (a)	408,712	408,712

TOTAL AFFILIATED INVESTMENT COMPANY
(COST $408,712)		408,712

Unaffiliated Investment Companies— 60.4%
Vanguard 500 Index Fund, Admiral Shares	27,200	4,871,987
Vanguard FTSE All World ex-U.S. Index
Fund, Admiral Shares	140,219	3,576,993

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $9,293,535)		8,448,980

Exchange Traded Funds — 37.0%
iShares Currency Hedged MSCI EAFE ETF	48,647	1,183,581
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	30,134	1,026,063
PowerShares FTSE RAFI U.S. 1000 Portfolio	27,632	2,277,153
SPDR Dow Jones Global Real Estate ETF	15,387	692,723

TOTAL EXCHANGE TRADED FUNDS (COST
$5,729,713)		5,179,520
TOTAL INVESTMENT SECURITIES - 100.3%
(COST $15,431,960)		14,037,212
Other Assets (Liabilities) - (0.3)%		(44,758)
NET ASSETS - 100%		$13,992,454
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 9.3%
HSBC Emerging Markets Debt Fund,
Class I Shares	192,844	1,814,662
HSBC Emerging Markets Local Debt
Fund, Class I Shares	169,627	1,082,215
HSBC Prime Money Market Fund,
Class I Shares, 0.37% (a)	483,808	483,808

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $3,876,282)		3,380,685

Unaffiliated Investment Companies— 60.2%
Columbia High Yield Bond Fund,
Class Z Shares	1,578,131	4,292,517
Vanguard 500 Index Fund, Admiral Shares	55,987	10,028,398
Vanguard FTSE All World ex-U.S.
Index Fund, Admiral Shares	295,495	7,538,070

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $23,950,110)		21,858,985

Exchange Traded Funds — 30.7%
iShares Currency Hedged MSCI
EAFE ETF	99,695	2,425,579
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	63,032	2,146,240
PowerShares FTSE RAFI U.S. 1000 Portfolio	58,215	4,797,498
SPDR Dow Jones Global Real Estate ETF	39,846	1,793,867

TOTAL EXCHANGE TRADED FUNDS (COST
$12,328,378)		11,163,184
TOTAL INVESTMENT SECURITIES - 100.2%
(COST $40,154,770)		36,402,854
Other Assets (Liabilities) - (0.2)%		(86,786)
NET ASSETS - 100%		$36,316,068
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 10.2%
HSBC Emerging Markets Debt Fund,
Class I Shares	183,852	1,730,047
HSBC Emerging Markets Local Debt
Fund, Class I Shares	161,878	1,032,781
HSBC Prime Money Market Fund,
Class I Shares, 0.37% (a)	722,332	722,332

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $4,003,004)		3,485,160

Unaffiliated Investment Companies— 45.3%
Columbia High Yield Bond Fund,
Class Z Shares	1,492,699	4,060,142
Vanguard 500 Index Fund, Admiral
Shares	35,742	6,402,076
Vanguard FTSE All World ex-U.S.
Index Fund, Admiral Shares	196,792	5,020,160

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $16,874,349)		15,482,378

Exchange Traded Funds — 45.1%
iShares 1-3 Year Treasury Bond
ETF	4,630	393,133
iShares 3-7 Year Treasury Bond
ETF	3,950	494,698
iShares 7-10 Year Treasury Bond
ETF	1,013	110,528
iShares Currency Hedged MSCI
EAFE ETF	67,389	1,639,574
iShares iBoxx $ Investment Grade
Corporate Bond ETF	28,386	3,240,262
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	44,856	1,527,347
PowerShares FTSE RAFI U.S. 1000
Portfolio	37,453	3,086,502
SPDR Barclays Intermediate Term
Corporate Bond ETF	96,260	3,239,149
SPDR Dow Jones Global Real Estate
ETF	37,843	1,703,692

TOTAL EXCHANGE TRADED FUNDS (COST
$16,366,057)		15,434,885
TOTAL INVESTMENT SECURITIES - 100.6%
(COST $37,243,410)		34,402,423
Other Assets (Liabilities) - (0.6)%		(198,792)
NET ASSETS - 100%		$34,203,631
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 6.1%
HSBC Emerging Markets Debt Fund,
Class I Shares	75,813	713,396
HSBC Prime Money Market Fund,
Class I Shares, 0.37% (a)	237,969	237,969

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $1,007,718)		951,365

Unaffiliated Investment Companies— 30.7%
Columbia High Yield Bond Fund, Class
Z Shares	754,366	2,051,876
Vanguard 500 Index Fund, Admiral
Shares	8,641	1,547,811
Vanguard FTSE All World ex-U.S. Index
Fund, Admiral Shares	46,088	1,175,706

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $5,184,388)		4,775,393

Exchange Traded Funds — 63.5%
iShares 1-3 Year Treasury Bond ETF	14,126	1,199,439
iShares 20+ Year Treasury Bond ETF	1,190	151,487
iShares 3-7 Year Treasury Bond ETF	11,057	1,384,779
iShares 7-10 Year Treasury Bond ETF	3,109	339,223
iShares Currency Hedged MSCI EAFE
ETF	14,885	362,152
iShares iBoxx $ Investment Grade
Corporate Bond ETF	20,539	2,344,526
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	9,943	338,559
PowerShares FTSE RAFI U.S. 1000
Portfolio	9,187	757,101
SPDR Barclays Intermediate Term
Corporate Bond ETF	74,947	2,521,966
SPDR Dow Jones Global Real Estate
ETF	10,496	472,530

TOTAL EXCHANGE TRADED FUNDS (COST
$10,130,820)		9,871,762
TOTAL INVESTMENT SECURITIES - 100.3%
(COST $16,322,926)		15,598,520
Other Assets (Liabilities) - (0.3)%		(52,254)
NET ASSETS - 100%		$15,546,266
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 2.4%
HSBC Emerging Markets Debt Fund,
Class I Shares	1,144	10,767
HSBC Prime Money Market Fund,
Class I Shares, 0.37% (a)	14,301	14,301

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $25,583)		25,068

Unaffiliated Investment Companies— 27.5%
Columbia High Yield Bond Fund, Class
Z Shares	50,071	136,177
Vanguard 500 Index Fund, Admiral
Shares	490	87,856
Vanguard FTSE All World ex-U.S. Index
Fund, Admiral Shares	2,576	65,705

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $316,149)		289,738

Exchange Traded Funds — 71.4%
iShares 1-3 Year Treasury Bond ETF	2,427	206,077
iShares 20+ Year Treasury Bond ETF	213	27,115
iShares 3-7 Year Treasury Bond ETF	1,921	240,585
iShares 7-10 Year Treasury Bond ETF	547	59,683
iShares Currency Hedged MSCI EAFE
ETF	827	20,121
iShares iBoxx $ Investment Grade
Corporate Bond ETF	564	64,381
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	527	17,944
PowerShares FTSE RAFI U.S. 1000
Portfolio	500	41,205
SPDR Barclays Intermediate Term
Corporate Bond ETF	2,261	76,083

TOTAL EXCHANGE TRADED FUNDS (COST
$754,734)		753,194
TOTAL INVESTMENT SECURITIES - 101.3%
(COST $1,096,466)		1,068,000
Other Assets (Liabilities) - (1.3)%		(13,399)
NET ASSETS - 100%		$1,054,601
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 86.4%
Brazil — 8.9%
Banco Votorantim, Registered, 5.25%,
2/11/16	200,000	198,500
Caixa Economica Federal,
Registered, 4.50%, 10/3/18	150,000	140,625
Federal Republic of Brazil, 4.88%,
1/22/21	100,000	95,500
Federal Republic of Brazil, 7.13%,
1/20/37	200,000	181,000
Federal Republic of Brazil, 5.63%,
1/7/41	220,000	165,000
Odebrecht Finance Ltd., Registered,
4.38%, 4/25/25	200,000	88,500
Petrobras International Finance Co.,
5.38%, 1/27/21	125,000	93,906
		963,031
Chile — 1.8%
CorpBanca SA, 3.13%, 1/15/18	200,000	196,800

China — 3.7%
CNOOC Finance (2014) ULC, 4.25%,
4/30/24	200,000	202,851
Sinopec Capital (2013) Ltd., 3.13%,
4/24/23	200,000	193,307
		396,158
Colombia — 6.7%
Republic of Colombia, 7.38%,
1/27/17	100,000	104,900
Republic of Colombia, 7.38%,
3/18/19	200,000	222,300
Republic of Colombia, 4.38%,
7/12/21	200,000	200,000
Republic of Colombia, 7.38%,
9/18/37	100,000	105,000
Republic of Colombia, 6.13%,
1/18/41	100,000	93,000
		725,200
Croatia — 3.4%
Croatia, Registered, 6.25%, 4/27/17	200,000	207,980
Croatia, Registered, 6.75%, 11/5/19	150,000	163,365
		371,345
Dominican Republic — 0.9%
Republic of Dominican, 6.88%,
1/29/26 (a)	100,000	101,250

El Salvador — 0.5%
Republic of El Salvador, Registered,
7.75%, 1/24/23	60,000	55,875

Indonesia — 10.3%
Republic of Indonesia, Registered,
6.88%, 1/17/18	200,000	217,602
Republic of Indonesia, Registered,
5.88%, 3/13/20	200,000	219,413
Republic of Indonesia, Registered,
3.75%, 4/25/22	220,000	214,196
Republic of Indonesia, Registered,
3.38%, 4/15/23	225,000	212,904
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	126,418
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	118,905
		1,109,438
Kazakhstan — 3.5%
KazMunayGas National Co. JSC,
Registered Shares, 4.40%,
4/30/23	200,000	175,411
Republic of Kazakhstan, Registered,
5.13%, 7/21/25	200,000	199,040
		374,451
Mexico — 12.7%
Petroleos Mexicanos, 6.38%, 2/4/21 (a)	27,000	27,335
Petroleos Mexicanos, 3.50%, 1/30/23	400,000	341,000
Petroleos Mexicanos, 6.38%, 1/23/45	200,000	168,750
United Mexican States, Series G,
3.50%, 1/21/21	205,000	207,563
United Mexican States, 3.63%,
3/15/22	90,000	90,360
United Mexican States, Series A,
6.05%, 1/11/40	160,000	171,200
United Mexican States, 4.75%, 3/8/44	120,000	108,300
United Mexican States, 5.55%,
1/21/45	260,000	262,534
		1,377,042
Netherlands — 3.8%
Majapahit Holding BV, Registered,
7.75%, 10/17/16	300,000	312,000
Petrobras Brasileiro SA, 6.85%,
6/5/15	50,000	31,625
Petrobras Global Finance BV, 6.25%,
3/17/24	100,000	72,595
		416,220
Panama — 1.9%
Republic of Panama, 4.00%, 9/22/24,
Callable 6/24/24 @ 100 (b)	200,000	201,500

Peru — 2.5%
Republic of Peru, 4.13%, 8/25/27	198,000	195,723
Republic of Peru, 6.55%, 3/14/37	65,000	74,913
		270,636
Republic of Serbia — 2.1%
Republic of Serbia, Registered,
7.25%, 9/28/21	200,000	224,224

Romania — 0.5%
Republic of Romania, 6.13%, 1/22/44
	50,000	59,125

South Africa — 3.9%
Republic of South Africa, 6.88%,
5/27/19	100,000	108,273
Republic of South Africa, 5.50%,
3/9/20	110,000	113,933
Republic of South Africa, 4.67%,
1/17/24	200,000	194,750
		416,956
Sri Lanka — 1.9%
Bank of Ceylon, Registered, 6.88%,
5/3/17	200,000	202,250

Turkey — 12.7%
Republic of Turkey, 7.00%, 9/26/16	300,000	309,390
Republic of Turkey, 7.50%, 7/14/17	200,000	214,018

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Turkey, continued
Republic of Turkey, 5.63%, 3/30/21	550,000	585,145
Republic of Turkey, 6.25%, 9/26/22	200,000	219,657
Republic of Turkey, 7.38%, 2/5/25	50,000	58,897
		1,387,107
Uruguay — 0.9%
Republic of Uruguay, PIK, 7.88%,
1/15/33	60,000	73,200
Republica Oriental del Uruguay,
5.10%, 6/18/50	25,000	21,625
		94,825
Venezuela — 3.8%
Bolivarian Republic of Venezuela,
7.65%, 4/21/25	120,000	39,600
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	380,000	131,100
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	280,000	82,600
Republic of Venezuela, 9.25%,
9/15/27	340,000	124,950
Republic of Venezuela, Registered,
6.00%, 12/9/20	100,000	32,250
		410,500
TOTAL YANKEE DOLLARS
(COST $9,993,950)		9,353,933

Corporate Bonds — 0.7%
Southern Copper Corp., 5.25%,
11/8/42	25,000	18,096
Southern Copper Corp., 5.88%,
4/23/45	75,000	57,666
		75,762
TOTAL CORPORATE BONDS
(COST $96,666)		75,762

U.S. Treasury Obligation — 0.9%
U.S. Treasury Notes — 0.9%
2.00%, 8/15/25	100,000	100,672

TOTAL U.S. TREASURY OBLIGATION
(COST $99,809)		100,672

	Shares
Investment Companies — 11.0%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.06% (c)	1,186,861	1,186,861

TOTAL INVESTMENT COMPANIES
(COST $1,186,861)		1,186,861
TOTAL INVESTMENT SECURITIES
(COST $11,377,286) — 99.0%		10,717,228
Other Assets (Liabilities) - 1.0%		103,942
NET ASSETS - 100%		$10,821,170
____________________

(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
MTN ULC PIK	Medium Term Note Unlimited Liability Co. Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	63.0
Oil, Gas & Consumable Fuels	12.1
Investment Companies	11.0
Banks	6.8
Electric Utilities	2.8
U.S. Treasury Obligation	0.9
Diversified Financial Services	0.9
Construction & Engineering	0.8
Metals & Mining	0.7
Total	99.0

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

Futures Contracts Sold

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
10-Year U.S. Treasury Note March Future	Short	3/21/16	1	$129,578	($3,783)
				$129,578	($3,783)

Credit Default Swap Agreements - Buy Protection(a)

At January 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	January 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2016 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
JPMorgan Chase
Republic of Panama	Bank N.A.	12/20/20	2.04	250,000	1.00	11,180	7,223	3,957
						11,180	7,223	3,957

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	January 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2016 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	Barclays Bank PLC	9/20/16	1.09	350,000	1.00	(232)	(7,424)	7,192
Federative Republic of Brazil	Barclays Bank PLC	6/20/18	3.20	300,000	1.00	(16,122)	(8,671)	(7,451)
	Credit Suisse
Federative Republic of Brazil	International	9/20/20	4.66	125,000	1.00	(18,097)	(11,547)	(6,550)
Republic of Panama	Barclays Bank PLC	12/20/20	4.77	125,000	1.00	(9,918)	(7,435)	(2,483)
Republic of Panama	Barclays Bank PLC	12/20/20	4.77	130,000	1.00	(20,112)	(19,639)	(473)
Republic of Panama	Barclays Bank PLC	12/20/20	1.89	125,000	1.00	(5,590)	(4,644)	(946)
	Credit Suisse
Republic of Peru	International	9/20/20	1.99	125,000	1.00	(5,495)	(2,370)	(3,125)
Russian Federation	Barclays Bank PLC	9/20/20	3.21	125,000	1.00	(11,554)	(14,079)	2,525
	Credit Suisse
United Mexican States	International	9/20/20	1.86	225,000	1.00	(8,336)	(4,856)	(3,480)
						(95,456)	(80,665)	(14,791)
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

At January 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Korean Won	Standard Chartered Bank	5/20/16	271,944,650	228,141	226,569	1,572
South African Rand	Barclays Bank PLC	4/15/16	1,514,993	93,000	94,054	(1,054)
Thai Baht	Standard Chartered Bank	3/11/16	4,312,260	120,303	120,572	(269)
Turkish Lira	Barclays Bank PLC	2/5/16	396,287	132,649	133,966	(1,317)
Turkish Lira	Standard Chartered Bank	2/5/16	357,293	117,711	120,784	(3,073)
				691,804	695,945	(4,141)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Standard Chartered Bank	3/2/16	1,364,535	345,391	338,247	(7,144)
Indonesian Rupiah	Barclays Bank PLC	6/10/16	1,811,385,000	125,156	128,052	2,896
Korean Won	Barclays Bank PLC	5/20/16	144,396,000	120,000	120,303	303
Mexican Peso	Bank of America	3/7/16	8,333,351	498,660	458,465	(40,195)
Russian Ruble	Barclays Bank PLC	3/23/16	8,170,647	115,000	106,950	(8,050)
South African Rand	Barclays Bank PLC	4/15/16	1,608,187	108,375	99,839	(8,536)
Turkish Lira	Barclays Bank PLC	2/5/16	357,293	112,469	120,784	8,315
Turkish Lira	Standard Chartered Bank	2/5/16	396,287	130,000	133,966	3,966
Turkish Lira	Barclays Bank PLC	6/6/16	396,287	128,265	129,497	1,232
				1,683,316	1,636,103	(47,213)

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds — 71.2%
Brazil — 10.2%
Letra Tesouro Nacional, Series
LTN, 13.99%, 1/1/17	300,000	66,365
Nota do Tesouro Nacional,
3.86%, 1/1/21	6,000,000	1,243,232
		1,309,597
Colombia — 5.5%
Titulos de Tesoreria Bond, Series
B, 10.00%, 7/24/24	2,133,400,000	703,245

Hungary — 1.3%
Hungary Government Bond,
Series 25/B, 5.50%, 6/24/25	40,000,000	165,695

Indonesia — 12.4%
Indonesia Government, Series
FR60, 6.25%, 4/15/17	4,240,000,000	301,656
Indonesia Government, Series
FR69, 7.88%, 4/15/19	4,300,000,000	308,947
Indonesia Government, Series
FR70, 8.38%, 3/15/24	1,572,000,000	114,340
Indonesia Government, Series
FR40, 11.00%, 9/15/25	2,000,000,000	166,584
Indonesia Government, Series
FR56, 8.38%, 9/15/26	9,605,000,000	700,196
		1,591,723
Malaysia — 4.1%
Malaysian Government, Series
0315, 3.66%, 10/15/20	950,000	231,809
Malaysian Government, Series
0115, 3.96%, 9/15/25	1,200,000	291,337
		523,146
Mexico — 2.0%
Mexican Bonos Desarrollo,
8.00%, 6/11/20 (a)	1,880,000	115,054
Mexican Udibonos, 4.50%,
12/4/25 (a)	2,372,651	145,086
		260,140
Peru — 3.5%
Republic of Peru, Registered,
7.84%, 8/12/20	1,179,000	356,529
Republic of Peru, Registered,
5.20%, 9/12/23	360,000	91,557
		448,086
Poland — 7.8%
Poland Government Bond, Series
0719, 3.25%, 7/25/19	808,000	207,144
Poland Government Bond, Series
1020, 5.25%, 10/25/20	2,250,000	626,821
Poland Government Bond, Series
0725, 3.25%, 7/25/25	650,000	163,081
		997,046
Romania — 4.8%
Romania Government Bond,
6.75%, 6/11/17	1,300,000	332,637
Romania Government Bond,
Series 5Y, 5.90%, 7/26/17	650,000	165,535
Romania Government Bond,
Series 10YR, 5.95%,
6/11/21	420,000	116,504
		614,676
Russian Federation — 4.6%
Russia Government Bond, Series
6203, 6.90%, 8/3/16 (a)	1,700,000	22,339
Russia Government Bond, Series
6208, 7.50%, 2/27/19 (a)	28,000,000	347,127
Russia Government Bond, Series
6215, 7.00%, 8/16/23 (a)	11,100,000	124,056
Russia Government Bond, Series
6207, 8.15%, 2/3/27 (a)	8,000,000	93,710
		587,232
South Africa — 4.8%
Republic of South Africa, Series
R159, 13.50%, 9/15/16	30,000	1,955
Republic of South Africa, Series
R186, 10.50%, 12/21/26	4,600,000	315,056
Republic of South Africa, Series
R209, 6.25%, 3/31/36	6,647,000	291,485
		608,496
Thailand — 2.4%
Thailand Government Bond,
3.85%, 12/12/25	4,100,000	129,628
Thailand Government Bond,
4.88%, 6/22/29	4,900,000	171,316
		300,944
Turkey — 7.8%
Turkey Government Bond, 8.20%,
11/16/16 (a)	100,000	33,211
Turkey Government Bond, 7.40%,
2/5/20 (a)	600,000	182,391
Turkey Government Bond, 9.50%,
1/12/22 (a)	990,000	319,377
Turkey Government Bond, 8.50%,
9/14/22 (a)	406,000	124,077
Turkey Government Bond, 8.80%,
9/27/23 (a)	800,000	245,625
Turkey Government Bond, 8.00%,
3/12/25 (a)	300,000	86,625
		991,306
TOTAL FOREIGN BONDS
(COST $11,272,549)		9,101,332

	Principal
	Amount ($)
Yankee Dollar — 1.6%
China — 1.6%
CNOOC Finance (2013) Ltd.,
1.13%, 5/9/16	200,000	199,802

TOTAL YANKEE DOLLAR
(COST $199,936)		199,802

	Shares
Investment Companies — 16.8%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.06% (b)	2,149,169	2,149,169

TOTAL INVESTMENT COMPANIES
(COST $2,149,169)		2,149,169

TOTAL INVESTMENT SECURITIES
(COST $13,621,654) — 89.6%		11,450,303
Other Assets (Liabilities) - 10.4%		1,326,903
NET ASSETS - 100%		$12,777,206

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	71.2
Investment Companies	16.8
Oil, Gas & Consumable Fuels	1.6
Total	89.6

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

Interest Rate Swap Agreements

At January 31, 2016, the Fund's open interest rate swap agreements were as follows:

Pay/								Unrealized
Receive					Notional			Appreciation/
Floating		Fixed	Expiration		Amount	Notional		(Depreciation)
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)	Amount ($)	Value ($)	($)
					6,174,842
Pay	1-Year BRL CDI	12.97	1/2/17	Barclays Bank PLC	BRL	1,544,367	(24,905)	(24,905)
				Credit Suisse	5,000,000
Pay	1-Year BRL CDI	17.20	1/2/17	International	BRL	1,250,531	32,915	32,915
	3-Month ZAR-JIBAR-				20,000,000
Pay	SAFEX	5.98	1/24/18	Barclays Bank PLC	ZAR	1,259,827	(39,792)	(39,972)
	3-Month MYR-KLIBOR-			Standard Chartered	1,500,000
Pay	BRM	3.24	5/3/18	Bank	MYR	361,446	(3,751)	(3,751)
	1-Month MXN-TIIE-			JPMorgan Chase Bank	24,000,000
Pay	Banxico	5.35	5/7/19	N.A.	MXN	1,323,495	33,835	33,835
				Credit Suisse	2,255,034
Pay	1-Year BRL CDI	12.98	1/4/21	International	BRL	563,998	(37,079)	(37,079)
							(38,957)	(38,957)

At January 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	3/2/16	520,859	131,175	129,113	2,062
Brazilian Real	JPMorgan Chase Bank N.A.	3/2/16	572,112	144,907	141,817	3,090
Colombian Peso	UBS Warburg	5/16/16	351,890,000	110,000	105,930	4,070
European Euro	Standard Chartered Bank	2/16/16	114,861	129,029	124,462	4,567
Hungarian Forint	Goldman Sachs	2/9/16	44,451,879	153,457	154,868	(1,411)
Hungarian Forint	Standard Chartered Bank	2/9/16	47,893,000	165,190	166,857	(1,667)
Indonesian Rupiah	Barclays Bank PLC	6/10/16	11,097,878,417	761,425	784,542	(23,117)
Israeli Shekel	Standard Chartered Bank	5/20/16	1,979,484	504,816	501,678	3,138
Korean Won	Standard Chartered Bank	5/20/16	412,505,844	346,062	343,677	2,385
Malaysian Ringgit	Standard Chartered Bank	5/13/16	149,608	35,000	35,801	(801)
Mexican Peso	Barclays Bank PLC	2/4/16	2,504,170	149,871	138,059	11,812
Mexican Peso	Barclays Bank PLC	3/7/16	5,504,170	303,140	302,815	325
Mexican Peso	Goldman Sachs	3/7/16	2,544,753	145,779	140,001	5,778
Peruvian Nuevo	Credit Suisse International	3/16/16	1,279,299	382,566	366,700	15,866
Peruvian Nuevo	Standard Chartered Bank	3/16/16	256,965	75,000	73,657	1,343
Philippine Peso	UBS Warburg	5/18/16	7,571,844	157,125	158,024	(899)
Polish Zloty	Standard Chartered Bank	5/25/16	2,440,942	606,325	597,833	8,492
Romanian Leu	Barclays Bank PLC	3/21/16	1,161,530	288,744	276,500	12,244
Russian Ruble	Barclays Bank PLC	3/23/16	8,931,956	135,693	116,915	18,778
Russian Ruble	UBS Warburg	3/23/16	8,306,450	115,000	108,728	6,272
Singapore Dollar	Standard Chartered Bank	5/27/16	325,788	226,022	228,193	(2,171)
South African Rand	Barclays Bank PLC	4/15/16	3,224,190	199,518	200,164	(646)
South African Rand	UBS Warburg	4/15/16	1,050,000	67,681	65,186	2,495
Taiwanese Dollar	Standard Chartered Bank	2/17/16	12,018,547	370,943	360,798	10,145
Taiwanese Dollar	Standard Chartered Bank	6/3/16	12,018,547	357,748	361,362	(3,614)
Thai Baht	Barclays Bank PLC	3/11/16	5,091,800	140,000	142,368	(2,368)
Turkish Lira	Barclays Bank PLC	2/5/16	4,487,155	1,450,482	1,516,899	(66,417)
Turkish Lira	Goldman Sachs	2/5/16	397,407	131,196	134,345	(3,149)
				7,783,894	7,777,292	6,602

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	JPMorgan Chase Bank N.A.	3/2/16	1,600,000	404,310	396,614	(7,696)
Brazilian Real	Standard Chartered Bank	3/2/16	1,187,362	300,545	294,328	(6,217)
Chilean Peso	Credit Suisse International	3/29/16	7,257,172	10,231	10,121	(110)
Colombian Peso	Standard Chartered Bank	5/16/16	483,922,624	140,627	145,677	5,050

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2016 (continued)

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Hungarian Forint	Standard Chartered Bank	2/9/16	43,390,830	150,000	151,172	1,172
Hungarian Forint	Standard Chartered Bank	2/9/16	147,575,738	523,876	514,147	(9,729)
Hungarian Forint	UBS Warburg	2/9/16	61,388,397	210,000	213,874	3,874
Indonesian Rupiah	Barclays Bank PLC	6/10/16	6,602,395,500	465,000	466,743	1,743
Korean Won	UBS Warburg	5/20/16	85,874,500	71,000	71,546	546
Malaysian Ringgit	Standard Chartered Bank	5/13/16	3,635,963	831,267	870,087	38,820
Mexican Peso	Barclays Bank PLC	2/4/16	2,504,170	135,308	138,059	2,751
Mexican Peso	Bank of America	3/7/16	28,605,775	1,711,741	1,573,763	(137,978)
Mexican Peso	UBS Warburg	3/7/16	2,611,650	150,000	143,681	(6,319)
Peruvian Nuevo	UBS Warburg	3/16/16	648,375	190,000	185,851	(4,149)
Polish Zloty	Goldman Sachs	5/25/16	3,640,000	880,887	891,504	10,617
Russian Ruble	Barclays Bank PLC	3/23/16	2,667,200	40,000	34,913	(5,087)
Russian Ruble	JPMorgan Chase Bank N.A.	3/23/16	2,373,709	36,390	31,071	(5,319)
Russian Ruble	Standard Chartered Bank	3/23/16	13,384,480	172,000	175,197	3,197
Russian Ruble	UBS Warburg	3/23/16	11,014,300	155,000	144,172	(10,828)
South African Rand	Barclays Bank PLC	4/15/16	10,392,943	700,376	645,214	(55,162)
South African Rand	Barclays Bank PLC	4/15/16	2,061,708	120,000	127,995	7,995
South African Rand	Standard Chartered Bank	4/15/16	2,242,981	146,136	139,249	(6,887)
South African Rand	Standard Chartered Bank	4/15/16	1,150,000	68,867	71,394	2,527
Taiwanese Dollar	Standard Chartered Bank	2/17/16	12,018,547	358,763	360,798	2,035
Thai Baht	Standard Chartered Bank	3/11/16	5,238,837	146,633	146,479	(154)
Thai Baht	Standard Chartered Bank	3/11/16	30,672,894	855,709	857,619	1,910
Turkish Lira	Barclays Bank PLC	2/5/16	849,250	283,982	287,092	3,110
Turkish Lira	JPMorgan Chase Bank N.A.	2/5/16	1,830,260	609,459	618,726	9,267
Turkish Lira	Standard Chartered Bank	2/5/16	2,205,051	739,562	745,426	5,864
Turkish Lira	Barclays Bank PLC	6/6/16	1,730,707	560,172	565,554	5,382
				11,167,841	11,018,066	(149,775)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 88.3%
Argentina — 9.0%
Banco Macro SA, ADR (a)	42,079	2,691,794
Grupo Financiero Galicia SA, ADR	104,900	2,862,721
YPF Sociedad Anonima, ADR	26,174	440,770
		5,995,285
Cambodia — 1.5%
NagaCorp Ltd.	1,672,000	1,021,138

Colombia — 3.9%
Banco Davivienda SA	223,863	1,581,211
Cemex Latam Holdings SA (a)	335,287	991,877
		2,573,088
Croatia — 1.9%
Hrvatski Telekom dd	24,206	477,934
Ledo dd	649	817,912
		1,295,846
Egypt — 3.4%
Centamin plc	1,344,810	1,304,177
Commercial International Bank,
Registered, GDR	249,900	971,146
		2,275,323
Georgia — 3.8%
Bank of Georgia Holdings plc	68,653	1,737,955
TBC Bank JSC, Registered, GDR	89,177	802,593
		2,540,548
Kazakhstan — 1.7%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR	274,241	1,151,812

Kenya — 1.8%
Safaricom Ltd.	7,938,000	1,175,569

Kuwait — 8.0%
Kuwait Projects Co. (Holding) KSC	1,071,190	1,847,296
Mabanee Co. SAKC	405,141	1,181,529
Mobile Telecommunications Co.	575,000	653,624
National Bank of Kuwait SAK	711,354	1,655,064
		5,337,513
Morocco — 3.0%
Attijariwafa Bank	59,571	1,971,844

Nigeria — 5.4%
Dangote Cement plc	1,988,035	1,289,123
Diamond Bank plc	56,925,129	508,271
Guaranty Trust Bank plc	6,015,506	509,744
Nestle Foods Nigeria plc	90,650	336,481
Nigerian Breweries plc	844,067	424,623
Zenith Bank plc	7,848,027	501,748
		3,569,990
Oman — 3.5%
Bank Muscat SAOG	1,384,702	1,496,101
Ooredoo	497,573	808,000
		2,304,101
Pakistan — 13.4%
D.G. Khan Cement Co. Ltd.	835,500	1,268,000
Engro Corp. Ltd.	735,597	1,871,033
Engro Fertilizers Ltd.	571,330	436,603
Lucky Cement Ltd.	164,600	763,430
MCB Bank Ltd.	445,069	817,778
Nishat Mills Ltd.	1,455,300	1,346,451
The Hub Power Co. Ltd.	1,226,192	1,194,402
United Bank Ltd.	933,800	1,281,603
		8,979,300
Peru — 3.0%
Credicorp Ltd.	19,400	1,966,384

Philippines — 7.0%
Energy Development Corp.	11,037,600	1,277,824
First Gen Corp.	3,955,900	1,533,418
Robinsons Land Corp.	2,186,000	1,152,028
Vista Land & Lifescapes, Inc.	9,016,200	711,742
		4,675,012
Qatar — 4.3%
Gulf International Services QSC	22,282	261,847
Industries Qatar QSC	100	2,827
Qatar Electricity & Water Co.	22,353	1,139,862
Qatar National Bank	32,399	1,466,818
		2,871,354
Romania — 4.2%
BRD-Groupe Societe Generale (a)	168,139	401,512
Electrica SA	319,890	875,163
SIF 5 Oltenia Craiova	4,017,332	1,490,590
		2,767,265
South Korea — 0.3%
Kolao Holdings	24,327	202,524

Sri Lanka — 2.8%
John Keells Holdings plc	1,741,406	1,874,043

United Arab Emirates — 6.4%
DP World Ltd.	68,932	1,216,691
Emaar Properties PJSC	775,661	1,044,534
Emirates NBD PJSC	174,434	335,297
Gulf Marine Services plc	531,033	654,249
NMC Health plc	58,432	806,676
Union National Bank PJSC	238,979	221,471
		4,278,918
TOTAL COMMON STOCKS
(COST $74,583,713)		58,826,857

	Principal
	Amount ($)
Convertible Corporate Bonds — 0.3%
Oman — 0.3%
Bank Muscat SAOG, 0.35%,
3/19/18	383,981	94,847
Bank Muscat SAOG, 0.45%,
3/20/16	45,141	12,911
Bank Muscat SAOG, 0.45%,
3/20/17	270,600	71,766
Renaissance Services SAOG,
0.38%, 7/25/17	95,205	35,894
		215,418
TOTAL CONVERTIBLE CORPORATE BONDS
(COST $358,798)		215,418

	Shares
Participatory Notes — 10.3%
Saudi Arabia — 2.9%
Al Tayyar Travel Group Holding Co.,
5/24/18 (Merrill Lynch International &
Co.)(a)	63,502	811,132
Jarir Marketing Co., 1/17/17 (Credit
Suisse AG)	6,911	241,885

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Shares	Value ($)
Participatory Notes, continued
Saudi Arabia, continued
Samba Financial Group,
9/27/16 (Deutsche Bank AG)	169,492	892,658
		1,945,675
United Arab Emirates — 2.6%
Aramex PJSC, 3/30/16 (Merrill
Lynch International & Co.)	2,252,915	1,760,665

Vietnam — 4.8%
PetroVietnam Drilling & Well
Services JSC, 9/6/16 (JPMorgan
Chase)(a)	541,813	560,833
Vietnam Dairy Products JSC,
2/22/18 (JPMorgan Chase)	261,137	1,363,271
Vietnam Dairy Products JSC
(Citigroup Global Markets Holding,
Inc.)	233,304	1,217,969
		3,142,073
TOTAL PARTICIPATORY NOTES
(COST $9,173,466)		6,848,413
TOTAL INVESTMENT SECURITIES
(COST $84,115,977) — 98.9%		65,890,688
Other Assets (Liabilities) - 1.1%		743,462
NET ASSETS - 100%		$66,634,150
__________________
(a)	Represents non-income producing security.
ADR GDR	American Depositary Receipt Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Banks	39.1
Construction Materials	6.5
Real Estate Management &
Development	6.1
Independent Power and Renewable
Electricity Producers	6.0
Food Products	5.6
Wireless Telecommunication Services	4.0
Chemicals	3.5
Industrial Conglomerates	2.8
Diversified Financial Services	2.8
Hotels, Restaurants & Leisure	2.7
Air Freight & Logistics	2.6
Energy Equipment & Services	2.3
Capital Markets	2.2
Textiles, Apparel & Luxury Goods	2.0
Metals & Mining	2.0
Transportation Infrastructure	1.8
Multi-Utilities	1.7
Electric Utilities	1.3
Health Care Providers & Services	1.2
Diversified Telecommunication
Services	0.7
Oil, Gas & Consumable Fuels	0.7
Specialty Retail	0.7
Beverages	0.6
Total	98.9

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 9.6%
Brazil — 7.2%
Letra Tesouro Nacional, Series
LTN, 13.99%, 1/1/17	8,000,000	1,769,734
Nota do Tesouro Nacional,
3.86%, 1/1/21	146,000,000	30,251,975
		32,021,709
Mexico — 1.9%
Mexican Bonos Desarrollo, Series
M, 6.50%, 6/10/21 (a)	1,000,000	57,847
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36 (a)	711,800	52,954
Mexican Udibonos, 4.50%,
12/4/25 (a)	138,045,108	8,441,361
		8,552,162
South Africa — 0.5%
Republic of South Africa, Series
R203, 8.25%, 9/15/17	35,115,000	2,219,373

TOTAL FOREIGN BONDS
(COST $51,868,368)		42,793,244

	Principal
	Amount ($)
Yankee Dollars — 50.7%
Barbados — 0.2%
Columbus International, Inc.,
7.38%, 3/30/21, Callable
3/30/18 @ 104 (b)	1,100,000	1,102,750

Brazil — 5.1%
Banco Votorantim, Registered,
5.25%, 2/11/16	200,000	198,500
Caixa Economica Federal,
Registered, 2.38%, 11/6/17	3,750,000	3,515,625
Caixa Economica Federal,
Registered, 4.50%, 10/3/18	1,200,000	1,125,000
Caixa Economica Federal,
Registered, 4.50%, 10/3/18	700,000	656,250
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	780,000	695,955
Centrais Eletricas Brasileiras SA,
Registered, 5.75%, 10/27/21	3,175,000	2,427,288
Federal Republic of Brazil, 7.13%,
1/20/37	1,496,000	1,353,880
Federal Republic of Brazil, 5.63%,
1/7/41	9,320,000	6,989,999
Marfrig Overseas Ltd.,
Registered, 9.50%, 5/4/20,
Callable 3/10/16 @ 104.75 (b)	1,100,000	1,069,750
Odebrecht Drilling Norbe VIII/IX
Ltd., Registered, 6.35%,
6/30/21, Callable 6/30/20 @ 100 (b)	290,450	104,562
Odebrecht Finance Ltd.,
Registered, 4.38%, 4/25/25	200,000	88,500
Odebrecht Finance Ltd.,
Registered, 5.25%, 6/27/29	4,295,000	1,911,275
Odebrecht Finance Ltd.,
Registered, 7.13%, 6/26/42,
Callable 12/26/41 @ 100 (b)	830,000	373,500
Odebrecht Oil & Gas Finance
Ltd., 7.00%, 12/29/49 (a)	4,700,000	846,000
Petrobras International Finance
Co., 7.88%, 3/15/19	800,000	694,000
Petrobras International Finance
Co., 5.38%, 1/27/21	730,000	548,413
		22,598,497
Chile — 1.1%
Banco del Estado de Chile,
2.00%, 11/9/17	2,600,000	2,587,091
CorpBanca SA, 3.13%, 1/15/18	1,975,000	1,943,400
Empresa Nacional de Petroleo,
Registered, 4.75%, 12/6/21	465,000	467,537
		4,998,028
China — 5.5%
CNPC (HK) Overseas Capital
Ltd., Registered, 3.13%,
4/28/16	2,000,000	2,008,460
CNPC General Capital Ltd.,
1.45%, 4/16/16	800,000	799,885
CNPC General Capital Ltd.,
Registered, 1.45%, 4/16/16	4,450,000	4,449,358
Industrial & Commercial Bank of
China, 2.35%, 11/13/17	2,300,000	2,314,189
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16	3,300,000	3,297,119
Sinopec Capital (2013) Ltd.,
1.25%, 4/24/16	3,375,000	3,372,054
Sinopec Capital (2013) Ltd.,
1.88%, 4/24/18	3,700,000	3,670,955
Sinopec Group Overseas 2014,
1.75%, 4/10/17	1,800,000	1,799,300
Sinopec Group Overseas
Development (2013) Ltd.,
4.38%, 10/17/23	2,700,000	2,822,461
		24,533,781
Colombia — 8.4%
Banco Davivienda SA,
Registered, 2.95%, 1/29/18	4,780,000	4,631,820
Banco de Bogota SA, Registered,
5.00%, 1/15/17	600,000	607,500
Grupo Aval Ltd., Registered,
5.25%, 2/1/17	4,440,000	4,523,472
Grupo Aval Ltd., Registered,
4.75%, 9/26/22	380,000	344,736
Republic of Colombia, 7.38%,
1/27/17	5,132,000	5,383,468
Republic of Colombia, 7.38%,
3/18/19	18,685,000	20,768,378
Republic of Colombia, 6.13%,
1/18/41	1,330,000	1,236,900
		37,496,274
Costa Rica — 0.8%
Costa Rica Government
International Bond,
Registered, 4.25%, 1/26/23	3,140,000	2,771,050
Costa Rica Government
International Bond,
Registered, 4.38%, 4/30/25	970,000	819,650
		3,590,700
Gabon — 0.5%
Gabonese Republic, Registered,
6.38%, 12/12/24	2,200,000	1,693,076

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Gabon, continued
Gabonese Republic, Registered,
6.38%, 12/12/24	900,000	692,622
		2,385,698
India — 0.1%
ICICI Bank Ltd., 4.75%, 11/25/16	600,000	614,846

Indonesia — 2.8%
PT Pertamina (Persero) Tbk,
Registered, 4.30%, 5/20/23	1,300,000	1,175,177
PT Pertamina Tbk, Registered,
4.88%, 5/3/22	1,300,000	1,235,756
Republic of Indonesia,
Registered, 4.88%, 5/5/21	3,334,000	3,499,610
Republic of Indonesia,
Registered, 3.75%, 4/25/22	1,711,000	1,665,860
Republic of Indonesia,
Registered, 5.38%, 10/17/23	1,740,000	1,851,889
Republic of Indonesia,
Registered, 5.88%, 1/15/24	2,500,000	2,739,373
Republic of Indonesia,
Registered, 5.25%, 1/17/42	425,000	401,943
		12,569,608
Israel — 1.4%
Delek & Avner (Tamar Bond) Ltd.,
2.80%, 12/30/16	1,000,000	996,390
Israel Electric Corp. Ltd.,
Registered, 5.63%, 6/21/18	5,000,000	5,250,600
		6,246,990
Kazakhstan — 0.2%
Development Bank of
Kazakhstan, 4.13%,
12/10/22	1,000,000	860,200

Malaysia — 0.4%
Petronas Capital Ltd., 3.13%,
3/18/22	1,580,000	1,574,468

Mexico — 4.7%
Comision Federal de Electricidad,
4.88%, 1/15/24	1,600,000	1,592,000
Petroleos Mexicanos, 3.50%,
7/18/18	4,500,000	4,407,750
Petroleos Mexicanos, 6.38%,
2/4/21 (c)	763,000	772,454
Petroleos Mexicanos, 4.88%,
1/18/24	250,000	226,220
United Mexican States, 4.00%,
10/2/23	5,436,000	5,484,924
United Mexican States, Series A,
6.05%, 1/11/40	4,170,000	4,461,900
United Mexican States, 4.75%,
3/8/44	1,418,000	1,279,745
United Mexican States, 4.60%,
1/23/46	3,080,000	2,733,500
		20,958,493
Namibia — 0.2%
Namibia International Bond,
Registered, 5.50%, 11/3/21	1,090,000	1,094,534

Netherlands — 4.3%
Majapahit Holding BV, 7.25%,
6/28/17	1,880,000	1,985,656
Majapahit Holding BV,
Registered, 7.75%, 10/17/16	3,314,000	3,446,560
Marfrig Holding Europe BV,
Registered, 6.88%, 6/24/19,
Callable 6/24/17 @ 103 (b)	900,000	808,875
Petrobras Brasileiro SA, 6.85%,
6/5/15	1,465,000	926,613
Petrobras Global Finance BV,
3.25%, 3/17/17	7,318,000	6,878,919
Petrobras Global Finance BV,
4.38%, 5/20/23	3,440,000	2,265,894
Petrobras Global Finance BV,
6.25%, 3/17/24	3,935,000	2,856,613
		19,169,130
Panama — 0.9%
Republic of Panama, 5.20%,
1/30/20	3,296,000	3,576,160
Republic of Panama, 6.70%,
1/26/36	360,000	430,200
		4,006,360
Peru — 3.0%
BBVA Banco Continental SA,
Registered, 2.25%, 7/29/16	6,400,000	6,406,400
Continental Senior Trust,
Registered, 5.75%, 1/18/17	5,050,000	5,188,875
Republic of Peru, 6.55%, 3/14/37	1,660,000	1,913,150
		13,508,425
Republic of Serbia — 0.8%
Republic of Serbia, 5.88%,
12/3/18	2,800,000	2,933,000
Republic of Serbia, Registered,
5.25%, 11/21/17	410,000	423,724
		3,356,724
Russian Federation — 0.1%
Gazprom OAO Via Gaz Capital
SA, Registered, 8.15%,
4/11/18	370,000	394,827
Gazprom OAO Via Gaz Capital
SA, Registered, 4.95%,
7/19/22	260,000	243,854
		638,681
South Africa — 3.7%
Republic of South Africa, 6.88%,
5/27/19	15,230,000	16,489,978

South Korea — 0.8%
Export-Import Bank of Korea,
1.37%, 1/14/17 (a)	3,600,000	3,605,825

Turkey — 5.7%
Republic of Turkey, 7.00%,
9/26/16	16,000,000	16,500,800
Republic of Turkey, 7.50%,
7/14/17	2,860,000	3,060,457
Republic of Turkey, 6.75%,
4/3/18	3,300,000	3,544,992
Turkiye Is Bankasi AS, 5.50%,
4/21/19	1,450,000	1,480,952

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Turkey, continued
Turkiye Vakiflar Bankasi TAO,
5.00%, 10/31/18	800,000	810,675
		25,397,876
TOTAL YANKEE DOLLARS
(COST $235,116,737)		226,797,866

Corporate Bonds — 2.7%
Pemex Project Funding Master
Trust, 5.75%, 3/1/18	10,000,000	10,213,000
Southern Copper Corp., 5.88%,
4/23/45	507,000	389,819
Southern Copper Corp., 6.75%,
4/16/40	1,986,000	1,674,901
		12,277,720
TOTAL CORPORATE BONDS
(COST $12,696,351)		12,277,720

U.S. Treasury Obligations — 30.6%
U.S. Treasury Bills — 30.6%
0.24%(d), 3/10/16	36,770,000	36,760,587
0.29%(d), 3/31/16	100,000,000	99,951,500
		136,712,087
TOTAL U.S. TREASURY OBLIGATIONS
(COST $136,721,481)		136,712,087

	Shares
Investment Companies — 3.7%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.06% (e)	16,760,794	16,760,794

TOTAL INVESTMENT COMPANIES
(COST $16,760,794)		16,760,794
TOTAL INVESTMENT SECURITIES
(COST $453,163,731) — 97.3%		435,341,711
Other Assets (Liabilities) - 2.7%		12,000,320
NET ASSETS - 100%		$447,342,031
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	Rate presented represents the effective yield at time of purchase.
(e)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
MTN	Medium Term Note

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	34.7
U.S. Treasury Obligation	30.5
Oil, Gas & Consumable Fuels	12.8
Banks	8.3
Investment Companies	3.7
Electric Utilities	3.5
Sovereign	1.2
Sovereign Bond	0.5
Metals & Mining	0.5
Food Products	0.4
Construction & Engineering	0.4
Diversified Financial Services	0.3
Media	0.2
Energy Equipment & Services	0.2
Industrial Conglomerates	0.1
Total	97.3

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

Futures Contracts Sold

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
10-Year U.S. Treasury Note March Future	Short	3/21/16	162	$20,991,656	($447,046)
				$20,991,656	($447,046)

Interest Rate Swap Agreements

At January 31, 2016, the Fund's open interest rate swap agreements were as follows:

Pay/								Unrealized
Receive					Notional			Appreciation/
Floating		Fixed	Expiration		Amount	Notional		(Depreciation)
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)	Amount ($)	Value ($)	($)
					96,238,551
Pay	1-Year BRL CDI	13.87	1/2/17	Barclays Bank PLC	BRL	24,069,867	(136,504)	(136,504)
				Standard Chartered	1,200,000
Receive	3-Month LIBOR BBA	1.96	5/17/22	Bank	USD	1,200,000	(40,662)	(40,662)
					13,000,000
Receive	3-Month LIBOR BBA	1.77	8/10/22	Barclays Bank PLC	USD	13,000,000	(328,325)	(328,325)
	1-Month MXN-TIIE-				134,100,000
Receive	Banxico	6.28	12/26/25	Barclays Bank PLC	MXN	7,395,030	(184,522)	(184,522)
	1-Month MXN-TIIE-				38,000,000
Receive	Banxico	6.30	12/29/25	Barclays Bank PLC	MXN	2,095,534	(55,438)	(55,438)
							(745,451)	(745,451)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

Credit Default Swap Agreements - Buy Protection(a)

At January 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied
			Credit				Upfront
			Spread at				Premiums	Unrealized
			January	Notional			Paid/	Appreciation/
		Expiration	31, 2016	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Emirates of Abu Dhabi	Barclays Bank
United Arab Emirates	PLC	6/20/18	0.84	4,400,000	1.00	(19,296)	(72,021)	52,725
	Barclays Bank
Federative Republic of Brazil	PLC	6/20/20	3.62	42,630,000	1.00	4,274,576	4,199,055	75,521
	JP Morgan Chase
Republic of Korea	Bank N.A.	6/20/18	0.30	7,000,000	1.00	(124,768)	(45,513)	(79,255)
	JP Morgan Chase
Republic of Korea	Bank N.A.	9/20/17	0.23	5,000,000	1.00	(70,103)	12,067	(82,170)
	JP Morgan Chase
Republic of Korea	Bank N.A.	9/20/17	0.21	100,000	1.00	(1,402)	1,211	(2,613)
	JP Morgan Chase
Republic of Korea	Bank N.A.	6/20/18	0.30	5,500,000	1.00	(98,032)	(65,689)	(32,343)
	Credit Suisse
Republic of Korea	International	6/20/18	0.30	6,000,000	1.00	(106,944)	(77,634)	(29,310)
	JP Morgan Chase
Republic of Korea	Bank N.A.	6/20/18	0.30	7,000,000	1.00	(124,768)	(59,599)	(65,169)
	JP Morgan Chase
Republic of Korea	Bank N.A.	6/20/18	0.30	6,000,000	1.00	(106,944)	(63,927)	(43,017)
	Barclays Bank
Republic of Korea	PLC	12/20/18	0.35	5,500,000	1.00	(110,272)	(97,481)	(12,791)
	Barclays Bank
Republic of Korea	PLC	12/20/18	0.35	5,500,000	1.00	(110,272)	(97,533)	(12,739)
	JP Morgan Chase
Republic of Philippines	Bank N.A.	9/20/17	0.58	1,700,000	1.00	(14,906)	38,756	(53,662)
	Barclays Bank
State of Qatar	PLC	9/20/17	0.74	6,250,000	1.00	(27,192)	74,259	(101,451)
						3,359,677	3,745,951	(386,274)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2016, the Fund's open credit default swap agreements were as follows:

			Implied
			Credit				Upfront
			Spread at				Premiums	Unrealized
			January	Notional			Paid/	Appreciation/
		Expiration	31, 2016	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	(%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
	JP Morgan Chase
Federative Republic of Brazil	Bank N.A.	6/20/18	2.94	2,500,000	1.00	(134,344)	(46,715)	(87,629)
	Credit Suisse
Federative Republic of Brazil	International	6/20/18	3.20	4,500,000	1.00	(241,820)	(96,534)	(145,286)
	Credit Suisse
Federative Republic of Brazil	International	6/20/18	3.20	14,000,000	1.00	(752,329)	(297,735)	(454,594)
	Barclays Bank
Federative Republic of Brazil	PLC	6/20/18	3.20	2,500,000	1.00	(134,414)	(39,915)	(94,499)
	Barclays Bank
Federative Republic of Brazil	PLC	6/20/20	4.47	5,500,000	1.00	(739,679)	(492,196)	(247,483)
	Barclays Bank
Federative Republic of Brazil	PLC	6/20/20	4.35	5,610,000	1.00	(754,161)	(555,973)	(198,188)
	Credit Suisse
Federative Republic of Brazil	International	6/20/20	4.47	5,000,000	1.00	(672,158)	(309,067)	(363,091)
	Credit Suisse
Federative Republic of Brazil	International	9/20/20	4.58	1,800,000	1.00	(260,603)	(183,478)	(77,125)
	Barclays Bank
Federative Republic of Brazil	PLC	12/20/20	4.47	2,540,000	1.00	(392,972)	(380,829)	(12,143)
	Credit Suisse
People's Republic of China	International	6/20/18	0.64	6,000,000	1.00	47,662	37,634	10,028
	JP Morgan Chase
People's Republic of China	Bank N.A.	6/20/18	0.64	5,500,000	1.00	43,691	71,224	(27,533)
	JP Morgan Chase
Republic of Peru	Bank N.A.	6/20/17	1.04	100,000	1.00	75	(3,224)	3,299
Republic of Peru	Bank of America	3/20/20	1.84	5,000,000	1.00	(170,826)	(52,494)	(118,332)
	Barclays Bank
Republic of South Africa	PLC	12/20/17	2.28	3,500,000	1.00	(73,398)	(88,148)	14,750
	JP Morgan Chase
Republic of South Africa	Bank N.A.	12/20/17	2.28	3,500,000	1.00	(73,398)	(99,897)	26,499
	JP Morgan Chase
Republic of South Africa	Bank N.A.	9/20/18	2.64	13,000,000	1.00	(526,013)	(716,665)	190,652
	JP Morgan Chase
Republic of South Africa	Bank N.A.	3/20/19	2.81	12,700,000	1.00	(683,461)	(725,926)	42,465
	Barclays Bank
Republic of Turkey	PLC	6/20/19	2.29	10,500,000	1.00	(442,202)	(724,262)	282,060
						(5,960,350)	(4,704,200)	(1,256,150)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

At January 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclay Bank PLC	3/2/16	75,931,930	19,300,000	18,822,302	477,698
Brazilian Real	Barclay Bank PLC	3/2/16	18,834,240	4,600,000	4,668,705	(68,705)
Brazilian Real	Credit Suisse First Boston	3/2/16	18,364,500	4,500,000	4,552,264	(52,264)
Brazilian Real	Credit Suisse First Boston	3/2/16	135,135,225	34,300,000	33,497,845	802,155
Brazilian Real	Standard Chartered Bank	3/2/16	56,497,180	13,840,000	14,004,741	(164,741)
Brazilian Real	Standard Chartered Bank	3/2/16	13,783,000	3,500,000	3,416,584	83,416
Brazilian Real	UBS AG	3/2/16	18,876,100	4,600,000	4,679,081	(79,081)
European Euro	Standard Chartered Bank	2/16/16	34,914,226	39,220,711	37,832,667	1,388,044
Indonesian Rupiah	Barclay Bank PLC	6/10/16	2,621,497,500	181,130	185,321	(4,191)
Israeli Shekel	Standard Chartered Bank	5/20/16	83,464,065	21,285,337	21,153,018	132,319
Korean Won	Standard Chartered Bank	5/20/16	53,800,689,850	45,134,807	44,823,776	311,031
Mexican Peso	Barclay Bank PLC	3/7/16	716,139,203	41,971,169	39,398,821	2,572,348
Mexican Peso	Goldman Sachs	3/7/16	564,098,121	32,960,000	31,034,191	1,925,809
Mexican Peso	Standard Chartered Bank	3/7/16	93,044,490	5,200,000	5,118,897	81,103
Mexican Peso	UBS AG	3/7/16	96,520,659	5,700,000	5,310,141	389,859
Mexican Peso	Standard Chartered Bank	6/16/16	1,678,000,000	107,716,009	91,652,663	16,063,346
South African Rand	Bank of America	4/15/16	86,758,325	5,843,000	5,386,124	456,876
South African Rand	Barclay Bank PLC	4/15/16	152,330,128	9,351,000	9,456,947	(105,947)
South African Rand	Barclay Bank PLC	4/15/16	74,989,500	5,000,000	4,655,492	344,508
South African Rand	Standard Chartered Bank	4/15/16	95,705,790	5,620,000	5,941,599	(321,599)
South African Rand	Standard Chartered Bank	4/15/16	79,623,236	5,176,000	4,943,164	232,836
South African Rand	UBS AG	4/15/16	81,440,312	5,182,000	5,055,971	126,029
Thai Baht	Standard Chartered Bank	3/11/16	944,098,142	26,338,350	26,397,145	(58,795)
Turkish Lira	Barclay Bank PLC	2/5/16	47,591,248	16,200,000	16,088,401	111,599
Turkish Lira	Barclay Bank PLC	2/5/16	212,534,569	71,103,050	71,848,113	(745,063)
Turkish Lira	Goldman Sachs	2/5/16	42,084,384	14,260,000	14,226,785	33,215
Turkish Lira	Standard Chartered Bank	2/5/16	36,663,165	12,150,000	12,394,121	(244,121)
Turkish Lira	Standard Chartered Bank	6/6/16	5,871,516	1,880,000	1,918,672	(38,672)
				562,112,563	538,463,551	23,649,012

						Net Unrealized
			Contract Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Credit Suisse First Boston	3/2/16	70,784,360	18,029,638	17,546,302	(483,336)
Brazilian Real	Standard Chartered Bank	3/2/16	236,950,159	60,018,830	58,736,127	(1,282,703)
European Euro	Standard Chartered Bank	2/16/16	33,999,287	39,124,000	36,841,250	(2,282,750)
Hungarian Forint	Standard Chartered Bank	2/9/16	4,961,983	17,614	17,287	(327)
Korean Won	Barclay Bank PLC	5/20/16	5,089,560,000	4,200,000	4,240,341	40,341
Korean Won	UBS AG	5/20/16	8,900,710,500	7,359,000	7,415,582	56,582
Mexican Peso	Bank of America	3/7/16	1,118,830,756	66,949,751	61,553,135	(5,396,616)
Mexican Peso	Barclay Bank PLC	3/7/16	940,000,000	56,105,670	51,714,655	(4,391,015)
Mexican Peso	Standard Chartered Bank	3/7/16	1,673,000,000	98,411,765	92,041,082	(6,370,683)
Russian Ruble	Barclay Bank PLC	3/3/16	385,105,760	5,440,000	5,069,176	(370,824)
Russian Ruble	Barclay Bank PLC	3/23/16	368,870,235	5,043,000	4,828,352	(214,648)
Russian Ruble	Standard Chartered Bank	3/23/16	822,700,625	11,187,000	10,768,797	(418,203)
Russian Ruble	UBS AG	3/23/16	205,905,261	2,869,000	2,695,211	(173,789)
South African Rand	Barclay Bank PLC	4/15/16	691,214,687	46,580,634	42,911,936	(3,668,698)
Thai Baht	Standard Chartered Bank	3/11/16	373,275,860	10,300,000	10,436,857	136,857
Turkish Lira	Barclay Bank PLC	2/5/16	338,873,366	106,671,294	114,557,420	7,886,126
Turkish Lira	Barclay Bank PLC	6/6/16	128,859,987	41,707,660	42,108,392	400,732
				580,014,856	563,481,902	(16,532,954)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 86.9%
China — 21.7%
3SBio, Inc. (a)	51,000	61,833
Aupu Group Holding Co. Ltd. (b)	756,000	201,820
Beijing Capital Land Ltd., H Shares	292,000	109,498
Best Pacific International Holdings
Ltd., Class H	192,000	82,670
China Railway Construction Corp.
Ltd., Class H	65,000	65,282
Citic Telecom International Holdings
Ltd.	298,000	103,283
Jiashili Group Ltd. (b)	394,000	182,516
Man Wah Holdings Ltd.	170,400	185,172
Pou Sheng International Holdings
Ltd. (a)	823,000	144,794
Sinosoft Technology Group Ltd.	224,000	103,530
Sinotrans Ltd., Class H	168,000	76,850
Texhong Textile Group Ltd.	137,000	89,196
West China Cement Ltd.	1,030,000	212,389
Xinhua Winshare Publishing & Media
Co. Ltd., Class H	29,000	23,353
Xtep International Holdings Ltd.	269,000	120,565
Zhongsheng Group Holdings Ltd.	411,000	208,421
		1,971,172
Hong Kong — 21.0%
China High Speed Transmission
Equipment Group Co. Ltd. (a)	274,000	211,382
Chu Kong Shipping Enterprises Group
Co. Ltd.	334,000	88,599
COSCO International Holdings Ltd.	212,000	110,377
Dream International Ltd. (b)	744,000	136,745
EGL Holdings Co. Ltd.	152,000	46,238
Far East Consortium International
Ltd.	311,000	99,562
Franshion Properties China Ltd.	382,000	99,988
Guangzhou R&F Properties Co. Ltd.,
Class H	83,200	89,920
Haitong International Securities Group
Ltd.	212,000	105,825
Kingmaker Footwear Holdings Ltd.	576,000	139,487
Modern Dental Group Ltd. (a)	68,000	26,919
Nexteer Automotive Group Ltd.	233,000	241,254
Shenzhen Investment Ltd.	214,000	82,729
Tianjin Development Holdings Ltd.	144,000	69,089
TK Group Holdings Ltd.	242,000	61,067
Valuetronics Holdings Ltd. (b)	382,000	103,350
VST Holdings Ltd.	370,000	67,032
Xinyi Glass Holdings Ltd.	266,000	135,472
		1,915,035
Indonesia — 3.1%
PT Adhi Karya Persero Tbk	489,400	91,600
PT Arwana Citramulia Tbk	127,600	4,519
PT Kino Indonesia TbK (a)	236,900	65,375
PT Panin Financial Tbk (a)	4,730,700	53,590
PT Tiphone Mobile Indonesia Tbk	1,251,200	63,957
		279,041
Korea, Republic Of — 16.9%
BNK Financial Group, Inc.	9,305	70,344
CrucialTec Co. Ltd. (a)	3,960	45,405
Dongbu Insurance Co. Ltd.	4,004	227,463
ISC Co. Ltd.	1,766	35,005
KIWOOM Securities Co. Ltd.	1,687	78,026
Kolon Industries, Inc.	3,267	162,448
Medy-Tox, Inc.	309	134,217
Modetour Network, Inc. (a)	4,418	118,383
Nongshim Co. Ltd.	253	98,922
NS Shopping Co. Ltd.	549	84,642
PS Tec Co. Ltd. (a)	25,364	121,124
SK Innovation Co. Ltd. (a)	788	87,099
TES Co. Ltd.	4,965	58,900
Vieworks Co. Ltd. (a)	2,871	120,295
Yuhan Corp.	338	94,539
		1,536,812
Malaysia — 1.5%
Scientex Berhad	21,000	53,227
Vivocom International Holdings
Berhad (a)	1,172,600	81,022
		134,249
Philippines — 3.1%
Cebu Air, Inc.	29,710	48,191
Cosco Capital, Inc.	641,800	99,577
EEI Corp.	464,900	54,725
First Philippine Holdings Corp.	71,840	84,350
		286,843
Singapore — 3.4%
Hutchison Port Holdings Ltd.	368,700	176,167
Innovalues Ltd.	231,400	137,775
		313,942
Taiwan, Province Of China — 12.4%
Chin-Poon Industrial Co. Ltd.	59,000	93,408
Cleanaway Co. Ltd.	21,000	104,599
E Ink Holdings, Inc. (a)	110,000	47,764
E.Sun Financial Holding Co. Ltd.	187,038	97,144
Flexium Interconnect, Inc.	17,000	40,993
Gigasolar Materials Corp.	2,000	40,600
Global Lighting Technologies, Inc.	46,000	90,131
King Yuan Electronics Co. Ltd.	181,000	120,714
Posiflex Technology, Inc.	23,770	113,175
Primax Electronics Ltd.	41,000	47,427
San Fang Chemical Industry Co. Ltd.	13,000	14,158
Topco Scientific Co. Ltd.	60,680	97,397
WT Microelectronics Co. Ltd.	136,340	141,941
Zippy Technology Corp.	65,000	80,176
		1,129,627
Thailand — 3.8%
Banpu Public Co. Ltd., Registered	300,700	142,715
KCE Electronics Public Co. Ltd.	96,000	206,037
		348,752
TOTAL COMMON STOCKS
(COST $8,635,206)		7,915,473

	Principal
	Amount ($)
Exchange-Traded Funds — 10.2%
iShares MSCI India Small-Cap ETF	15,339	464,005
Market Vectors India Small-Cap Index
ETF	12,089	466,998

TOTAL EXCHANGE-TRADED FUNDS
(COST $998,378)		931,003

	Shares
Investment Companies — 1.7%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.06% (c)	158,723	158,723

TOTAL INVESTMENT COMPANIES
(COST $158,723)		158,723

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Shares	Value ($)
Investment Companies, continued
TOTAL INVESTMENT SECURITIES
(COST $9,792,307) — 98.8%		9,005,199
Other Assets (Liabilities) - 1.2%		112,565
NET ASSETS - 100%		$9,117,764
____________________
(a)	Represents non-income producing security.
(b)	Illiquid securities: The aggregate value of illiquid securities represents 7.0% of net assets of the fund.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ETF	Exchange-Traded Fund

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Exchange-Traded Fund	10.4
Electronic Equipment, Instruments &
Components	9.5
Auto Components	5.7
Real Estate Management &
Development	5.4
Semiconductors & Semiconductor
Equipment	4.9
Textiles, Apparel & Luxury Goods	4.7
Specialty Retail	4.6
Electrical Equipment	4.5
Household Durables	4.2
Transportation Infrastructure	3.1
Insurance	3.1
Food Products	3.1
Oil, Gas & Consumable Fuels	2.5
Chemicals	2.5
Construction Materials	2.3
Construction & Engineering	2.3
Biotechnology	2.2
Capital Markets	2.0
Hotels, Restaurants & Leisure	1.8
Banks	1.8
Investment Companies	1.7
Health Care Equipment & Supplies	1.6
Leisure Products	1.5
Commercial Services & Supplies	1.1
Software	1.1
Food & Staples Retailing	1.1
Diversified Telecommunication
Services	1.1
Marine	1.0
Pharmaceuticals	1.0
Internet & Catalog Retail	0.9
Internet Software & Services	0.9
Electric Utilities	0.9
Air Freight & Logistics	0.8
Multi-Utilities	0.8
Machinery	0.7
Personal Products	0.7
Airlines	0.5
Technology Hardware, Storage &
Peripherals	0.5
Distributors	0.3
Building Products	0.0
Total	98.8

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 18.2%
Denmark — 0.6%
DONG Energy A/S, 6.25%, 12/31/99,
Callable 6/26/33 @ 100 (a),(b)	50,000	55,311
TDC A/S, 3.50%, 12/31/99, Callable
2/26/21 @ 100 (a),(b)	100,000	95,863
		151,174
France — 5.4%
Accor SA, 4.13%, 6/30/49, Callable
6/30/20 @ 100 (a),(b)	100,000	102,284
Arkema SA, 4.75%, 10/29/49,
Callable 10/29/20 @ 100 (a),(b)	100,000	104,065
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	100,000	104,702
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	100,000	107,237
Credit Agricole SA, 7.87%, 10/29/49,
Callable 10/26/19 @ 100 (a),(b)	100,000	125,921
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	100,000	110,408
Electricite de France SA, Series E,
5.37%, 1/29/49, Callable
1/29/25 @ 100 (a),(b)	100,000	102,117
Europcar Groupe SA, 5.75%,
6/15/22, Callable 6/15/18 @
102.88 (b)	100,000	109,696
GDF SUEZ, 4.75%, 7/29/49, Callable
7/10/21 @ 100 (a),(b)	100,000	111,942
Lafarge SA, Series E, 6.75%,
12/16/19	50,000	62,880
Orange SA, 4.25%, 2/28/49, Callable
2/7/20 @ 100 (a),(b)	100,000	109,132
Orange SA, 5.00%, 10/29/49 (a)	100,000	105,291
		1,255,675
Germany — 1.7%
Allianz SE, 4.75%, 10/29/49,
Callable 10/24/23 @ 100 (a),(b)	100,000	115,539
Commerzbank AG, Series E, 7.75%,
3/16/21	100,000	127,781
Unitymedia GmbH, Registered,
6.25%, 1/15/29, Callable
1/15/21 @ 103.13 (b)	125,000	146,584
		389,904
Luxembourg — 3.9%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	100,000	115,357
FMC Finance VIII SA, Registered,
6.50%, 9/15/18	50,000	61,363
HeidelbergCement Finance
Luxembourg SA, 7.50%, 7/3/20
	125,000	161,465
KION Finance SA, Registered,
6.75%, 2/15/20, Callable
2/15/16 @ 103.38 (b)	100,000	112,193
Picard Bondco SA, Registered,
7.75%, 2/1/20, Callable 8/1/16
@ 105.81 (b)	100,000	114,684
SIG Combibloc Holdings GmbH,
Registered, 7.75%, 2/15/23,
Callable 2/15/18 @ 103.88 (b)	100,000	111,570
Talanx AG, Series E, 8.37%,
6/15/42, Callable 6/15/22 @
100 (a),(b)	100,000	133,125
Telenet Finance III Luxembourg SCA,
Registered, 6.63%, 2/15/21,
Callable 2/15/16 @ 103.31 (b)	100,000	111,705
		921,462
Netherlands — 3.6%
Carlson Wagonlit BV, Registered,
7.50%, 6/15/19, Callable
6/15/16 @ 103.75 (b)	100,000	112,115
Gas Natural Fenosa Finance BV,
4.13%, 11/29/49, Callable
11/18/22 @ 100 (a),(b)	100,000	97,358
Koninklijke KPN NV, 6.12%, 3/29/49,
Callable 9/14/18 @ 100 (a),(b)	100,000	112,017
LGE Holdco VI BV, Registered,
7.13%, 5/15/24, Callable
5/15/19 @ 103.56 (b)	100,000	116,455
Rabobank Nederland, Registered,
6.88%, 3/19/20	100,000	127,917
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	100,000	114,417
Volkswagen AG, 5.13%, 9/29/49,
Callable 9/2/23 @ 100 (a),(b)	50,000	53,754
Vonovia Finance BV, 4.62%, 4/8/74,
Callable 4/8/19 @ 100 (a),(b)	100,000	108,320
		842,353
Sweden — 0.4%
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	100,000	102,092

United Kingdom — 1.6%
Aviva PLC, Series E, 3.38%,
12/4/45, Callable 12/4/25 @
100 (a),(b)	100,000	100,821
Rexam PLC, 6.75%, 6/29/67,
Callable 6/29/17 @ 100 (a),(b)	50,000	53,878
The Royal Bank of Scotland plc,
Series E, 10.50%, 3/16/22,
Callable 3/16/17 @ 100 (a),(b)	100,000	118,917
Virgin Media Finance plc, Registered,
4.50%, 1/15/25, Callable
1/15/20 @ 102.25 (b)	100,000	102,362
		375,978
United States — 1.0%
Jarden Corp., Registered, 3.75%,
10/1/21	100,000	112,903
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/15/23 @ 100 (b)	100,000	111,570
		224,473
TOTAL FOREIGN BONDS
(COST $4,512,619)		4,263,111

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Yankee Dollars — 17.2%
Austria — 1.1%
JBS Investments SA, Registered,
7.75%, 10/28/20, Callable
10/28/17 @ 103.87 (b)	300,000	265,500

Bermuda — 0.9%
Aircastle Ltd., 7.63%, 4/15/20	105,000	114,975
Aircastle Ltd., 5.50%, 2/15/22	105,000	104,475
		219,450
Brazil — 2.6%
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	89,225
GTL Trade Finance, Inc., Registered,
5.89%, 4/29/24, Callable
1/29/24 @ 100 (b)	150,000	101,775
Marfrig Overseas Ltd., Registered,
9.50%, 5/4/20, Callable 3/10/16
@ 104.75 (b)	100,000	97,250
Odebrecht Drilling Norbe VIII/IX Ltd.,
Registered, 6.35%, 6/30/21,
Callable 6/30/20 @ 100 (b)	78,500	28,260
Petrobras Brasileiro SA, 5.75%,
1/20/20	350,000	275,082
Vale Overseas Ltd., 6.88%, 11/21/36	30,000	18,939
		610,531
Canada — 3.2%
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104.31 (b)	90,000	85,950
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 2/15/17 @
103.38 (b)	101,000	46,081
HudBay Minerals, Inc., 9.50%,
10/1/20, Callable 10/1/16 @
104.75 (b)	155,000	95,325
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 103.75 (b)	100,000	85,000
Lundin Mining Corp., 7.88%, 11/1/22,
Callable 11/1/18 @ 103.93 (b)	20,000	16,150
Teck Resources Ltd., 3.15%, 1/15/17	44,000	41,360
Teck Resources Ltd., 3.85%, 8/15/17	50,000	42,625
Valeant Pharmaceuticals
International, Inc., 5.88%,
5/15/23, Callable 5/15/18 @
102.94 (b)	175,000	156,625
Valeant Pharmaceuticals
International, Inc., 6.13%,
4/15/25, Callable 4/15/20 @
103.06 (b)	139,000	124,926
VPII Escrow Corp., 7.50%, 7/15/21,
Callable 7/15/16 @ 105.63 (b)	75,000	74,250
		768,292
Colombia — 0.8%
Grupo Aval Ltd., Registered, 4.75%,
9/26/22	200,000	181,440

France — 0.5%
Credit Agricole SA, Registered,
8.37%, 12/31/49, Callable
10/13/19 @ 100 (a),(b)	100,000	111,206

Germany — 0.9%
Unitymedia Kabelbw GMBH, 6.13%,
1/15/25, Callable 1/15/20 @
103.06 (b)(c)	200,000	203,040

Guatemala — 0.7%
Comcel Trust, Registered, 6.88%,
2/6/24, Callable 2/6/19 @
103.44 (b)	200,000	160,000

Ireland (Republic of) — 0.9%
Endo Ltd., 6.00%, 7/15/23, Callable
7/15/18 @ 104.5 (b)	220,000	221,100

Luxembourg — 1.3%
ArcelorMittal, 10.60%, 6/1/19	150,000	139,500
Intelsat Jackson Holdings SA, 7.25%,
4/1/19, Callable 3/14/16 @
103.62 (b)	50,000	45,375
Intelsat Jackson Holdings SA, 6.63%,
12/15/22, Callable 12/15/17 @
103.31 (b)	95,000	61,512
Intelsat Luxembourg SA, 6.75%,
6/1/18, Callable 6/1/16 @
103.38 (b)	75,000	54,938
		301,325
Mexico — 0.8%
Cemex Sab de CV, 6.13%, 5/5/25,
Callable 5/5/20 @ 103.06 (b)	200,000	171,190
Petroleos Mexicanos, 6.38%, 2/4/21 (c)	10,000	10,124
		181,314
Netherlands — 1.1%
Schaeffler Holdings Finance BV,
6.88%, 8/15/18, Callable
3/14/16 @ 103.44 (b)	200,000	205,500
Sensata Technologies BV, 5.00%,
10/1/25 (c)	45,000	43,313
		248,813
Russian Federation — 0.8%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	200,000	187,580

South Africa — 0.4%
Republic of South Africa, 5.50%,
3/9/20	100,000	103,575

Switzerland — 0.2%
Viking Cruises Ltd., 8.50%, 10/15/22,
Callable 10/15/17 @ 104.25 (b)	38,000	35,340

United Kingdom — 0.5%
Royal Bank of Scotland Group plc,
7.65%, 8/29/49, Callable
9/30/31 @ 100 (a),(b)	100,000	123,500

Venezuela — 0.5%
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	360,000	105,804

TOTAL YANKEE DOLLARS
(COST $4,587,615)		4,027,810

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds — 52.0%
Acadia Healthcare Co., Inc., 5.63%,
2/15/23, Callable 2/15/18 @ 104.22	120,000	113,385
Ahern Rentals, Inc., 7.38%, 5/15/23,
Callable 5/15/18 @ 105.53	75,000	54,750
Alere, Inc., 6.38%, 7/1/23, Callable
7/1/18 @ 104.78	100,000	94,500
Ally Financial, Inc., 4.13%, 3/30/20	175,000	172,374
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/25 @ 100	33,000	32,918
Ally Financial, Inc., 7.50%, 9/15/20	87,000	96,788
Ally Financial, Inc., 8.00%, 3/15/20	87,000	97,440
Alphabet Holding Co., Inc., 7.75%,
11/1/17, Callable 3/14/16 @ 101	35,000	34,213
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/20 @ 102.88	130,000	132,438
American Express Co., 5.20%,
12/31/49, Callable 11/15/19 @
100(a)	48,000	45,720
Antero Resources Corp., 6.00%,
12/1/20, Callable 3/14/16 @ 104.5	85,000	74,375
Bank of America Corp., 8.13%,
12/29/49, Callable 5/15/18 @ 100(a)	100,000	101,437
Beazer Homes USA, Inc., 5.75%,
6/15/19, Callable 3/15/19 @ 100	100,000	88,000
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @
102.44	36,000	38,700
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @ 105	27,000	29,160
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/17 @
104.59	42,000	31,395
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 5/15/18 @ 105.15	115,000	116,725
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/20 @ 103	18,000	18,405
Cablevision Systems Corp., 8.63%,
9/15/17	125,000	130,000
Calumet Specialty Products Partners
LP, 6.50%, 4/15/21, Callable 4/15/17
@ 103.25	160,000	115,199
Capital One Financial Corp., 5.55%,
12/31/49, Callable 6/1/20 @ 100(a)	70,000	69,606
Carmike Cinemas, Inc., 6.00%,
6/15/23, Callable 6/15/18 @ 104.5	110,000	113,988
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 9/15/16 @ 103.75	80,000	62,200
CCO Holdings LLC, 6.63%, 1/31/22,
Callable 1/31/17 @ 103.31	165,000	174,693
Centene Escrow Corp., 5.63%,
2/15/21, Callable 2/15/18 @
102.81(c)	27,000	27,506
Centene Escrow Corp., 6.13%,
2/15/24, Callable 2/15/19 @
104.59(c)	33,000	33,701
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 11/15/18 @
104.59	20,000	20,450
Citigroup, Inc., 5.80%, 11/29/49,
Callable 11/15/19 @ 100 (a)	85,000	82,663
CommScope Technologies Finance
LLC, 6.00%, 6/15/25, Callable
6/15/20 @ 103	130,000	126,425
Community Health Systems, Inc.,
8.00%, 11/15/19, Callable 11/15/16
@ 102	100,000	99,250
Dana Holding Corp., 6.00%, 9/15/23,
Callable 9/15/18 @ 103	125,000	119,063
DaVita HealthCare Partners, Inc.,
5.13%, 7/15/24, Callable 7/15/19 @
102.56	165,000	165,928
DCP Midstream LLC, 8.13%, 8/16/30	120,000	89,395
DISH DBS Corp., 5.88%, 7/15/22	120,000	112,950
Dollar Tree, Inc., 5.75%, 3/1/23,
Callable 3/1/18 @ 104 (c)	100,000	105,375
Dynegy, Inc., 7.63%, 11/1/24,
Callable 11/1/19 @ 103.81	130,000	114,400
Eldorado Resorts, Inc., 7.00%,
8/1/23, Callable 8/1/18 @ 105.25	135,000	132,975
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/23 @ 100	85,000	66,088
Energy Transfer Equity LP, 7.50%,
10/15/20	100,000	88,000
EP Energy LLC/ Everest Acquisition
Finance, Inc., 6.38%, 6/15/23,
Callable 6/15/18 @ 104.78	100,000	35,000
EP Energy LLC/ Everest Acquisition
Finance, Inc., 9.38%, 5/1/20,
Callable 5/1/16 @ 104.68	135,000	57,375
Fifth Third Bancorp, 4.90%,
12/29/49, Callable 9/30/19 @ 100 (a)	60,000	54,300
First Data Corp., 6.75%, 11/1/20,
Callable 3/14/16 @ 100	120,000	126,450
First Data Corp., 7.00%, 12/1/23,
Callable 12/1/18 @ 103.5	200,000	202,000
First Quality Finance Co., Inc.,
4.63%, 5/15/21, Callable 5/15/16 @
103.46 (c)	95,000	86,450
Frontier Communications Corp.,
8.88%, 9/15/20, Callable 6/15/20 @
100 (c)	139,000	139,348
Genesis Energy LP, 5.75%, 2/15/21,
Callable 2/15/17 @ 102.88	115,000	92,000
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/18 @ 103.38	76,000	62,320
Golden Nugget Escrow, Inc., 8.50%,
12/1/21, Callable 12/1/17 @ 104.25	100,000	97,000
Halcon Resources Corp., 8.63%,
2/1/20, Callable 2/1/17 @ 104.31	50,000	31,500
Halcon Resources Corp., 12.00%,
2/15/22, Callable 8/15/18 @ 112	17,000	10,030
HCA Holdings, Inc., 5.25%, 4/15/25,
Callable 10/15/20 @ 105	150,000	153,750
HCA Holdings, Inc., 6.50%, 2/15/20	70,000	77,175
HCA Holdings, Inc., 8.00%, 10/1/18	65,000	72,800
HD Supply, Inc., 5.25%, 12/15/21,
Callable 12/15/17 @ 103.94	40,000	41,150
HD Supply, Inc., 11.50%, 7/15/20,
Callable 10/15/16 @ 105.75	100,000	110,250
Hertz Corp., 6.75%, 4/15/19,
Callable 4/15/16 @ 101.69	40,000	40,000
Infor, Inc., 5.75%, 8/15/20, Callable
8/15/17 @ 102.87	5,000	5,038
Infor, Inc., 6.50%, 5/15/22	125,000	109,062
International Lease Finance Corp.,
5.88%, 8/15/22	75,000	77,438
International Lease Finance Corp.,
8.25%, 12/15/20	75,000	85,500

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
International Lease Finance Corp.,
8.88%, 9/1/17	150,000	160,500
Jaguar Holding Co. II, 6.38%, 8/1/23,
Callable 8/1/18 @ 104.78	93,000	91,605
Jarden Corp., 5.00%, 11/15/23,
Callable 11/15/18 @ 103.75	8,000	8,200
JPMorgan Chase & Co., 5.30%,
12/31/49, Callable 5/1/20 @ 100(a)	60,000	59,475
JPMorgan Chase & Co., 6.00%,
12/29/49, Callable 8/1/23 @ 100(a)	60,000	59,888
KB Home, 7.50%, 9/15/22	100,000	95,000
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 4/15/17 @ 104.78	215,000	174,956
L Brands, Inc., 6.63%, 4/1/21	65,000	72,312
L Brands, Inc., 6.88%, 11/1/35	10,000	10,338
L Brands, Inc., 6.95%, 3/1/33	60,000	60,038
Landry's Holdings II, Inc., 10.25%,
1/1/18, Callable 3/14/16 @ 102(c)	30,000	29,700
Landry's, Inc., 9.38%, 5/1/20,
Callable 3/14/16 @ 107.03	170,000	179,563
Laredo Petroleum, Inc., 5.63%,
1/15/22, Callable 1/15/17 @ 104.21	45,000	31,950
Laredo Petroleum, Inc., 7.38%,
5/1/22, Callable 5/1/17 @ 103.69	105,000	77,963
Level 3 Financing, Inc., 5.13%,
5/1/23, Callable 5/1/18 @ 102.56	90,000	90,450
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 1/15/19 @ 102.56	24,000	24,240
Mednax, Inc., 5.25%, 12/1/23,
Callable 12/1/18 @ 103.94(c)	30,000	30,750
MGM Resorts International, 7.75%,
3/15/22	90,000	95,400
MGM Resorts International, 11.38%,
3/1/18	85,000	97,325
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/22 @ 100(c)	60,000	60,000
Morgan Stanley, 5.45%, 7/29/49,
Callable 7/15/19 @ 100(a)	100,000	96,500
MPG Holdco I, Inc., 7.38%, 10/15/22,
Callable 10/15/17 @ 105.53	50,000	48,250
MPH Acquisition Holdings LLC,
6.63%, 4/1/22, Callable 4/1/17 @
104.97	192,000	192,240
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/20 @ 102.87	38,000	40,090
National CineMedia LLC, 7.88%,
7/15/21, Callable 7/15/16 @ 103.94	120,000	123,900
Navient Corp., 7.25%, 1/25/22, MTN	50,000	44,500
Navient Corp., 8.00%, 3/25/20, MTN	100,000	98,500
NBTY, Inc., 9.00%, 10/1/18, Callable
3/14/16 @ 104.5	35,000	35,854
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 2/15/17 @ 103.94	130,000	132,925
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22	90,000	86,400
Owens-Brockway Packaging, Inc.,
5.88%, 8/15/23	45,000	44,156
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25	27,000	26,595
PBF Holding Co. LLC, 7.00%,
11/15/23 (c)	75,000	68,250
PBF Holding Co. LLC, 8.25%,
2/15/20, Callable 2/15/16 @ 104.13	175,000	179,374
PBF Logistics, LP, 6.88%, 5/15/23,
Callable 5/15/18 @ 105.16	100,000	84,750
Peninsula Gaming LLC, 8.38%,
2/15/18, Callable 3/14/16 @ 104.19	75,000	76,125
Penske Automotive Group, Inc.,
5.75%, 10/1/22, Callable 10/1/17 @
102.88	85,000	84,362
Pilgrim's Pride Corp., 5.75%,
3/15/25, Callable 3/15/20 @
102.88(c)	65,000	62,563
Pinnacle Entertainment, Inc., 6.38%,
8/1/21, Callable 8/1/16 @ 104.78	212,000	224,719
Plastipak Holdings, Inc., 6.50%,
10/1/21, Callable 10/1/16 @
104.88(c)	120,000	114,900
Platform Specialty Products Corp.,
6.50%, 2/1/22, Callable 2/1/18 @
103.25	80,000	62,800
Platform Specialty Products Corp.,
10.38%, 5/1/21, Callable 5/1/18 @
105.19(c)	35,000	32,725
Regal Entertainment Group, 5.75%,
6/15/23, Callable 6/15/18 @ 102.88	85,000	83,725
Resolute Forest Products, Inc.,
5.88%, 5/15/23, Callable 5/15/17 @
104.41	105,000	67,200
Reynolds Group Issuer, Inc., 9.88%,
8/15/19, Callable 3/14/16 @ 104.94	100,000	97,750
Rose Rock Midstream/Finance,
5.63%, 11/15/23, Callable 5/15/19 @
102.81	161,000	86,940
RSI Home Products, Inc., 6.50%,
3/15/23, Callable 3/15/18 @ 104.88	90,000	92,475
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 11/15/18 @ 103.94(c)	45,000	44,550
Sanchez Energy Corp., 6.13%,
1/15/23, Callable 7/15/18 @ 103.06	195,000	78,000
Select Medical Holdings Corp.,
6.38%, 6/1/21, Callable 6/1/16 @
104.78	180,000	153,000
Seminole Hard Rock Entertainment,
Inc., 5.88%, 5/15/21	55,000	55,138
Service Corp. International, 5.38%,
5/15/24, Callable 5/15/19 @ 102.69	15,000	15,825
Sirius XM Radio, Inc., 6.00%,
7/15/24, Callable 7/15/19 @ 103	175,000	183,312
Smithfield Foods, Inc., 5.25%,
8/1/18, Callable 3/14/16 @ 102	150,000	153,000
Southern Copper Corp., 5.88%,
4/23/45	3,000	2,307
Sprint Communications, Inc., 6.00%,
11/15/22	125,000	84,063
Sprint Communications, Inc., 8.38%,
8/15/17	115,000	111,263
Sprint Corp., 7.88%, 9/15/23	115,000	82,225
Steel Dynamics, Inc., 6.38%,
8/15/22, Callable 8/15/17 @ 103.19	80,000	77,400
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @
100	110,000	102,850
Team Health, Inc., 7.25%, 12/15/23,
Callable 12/15/18 @ 105.44(c)	10,000	10,450
Tenet Healthcare Corp., 6.00%,
10/1/20	100,000	106,000
Tenet Healthcare Corp., 8.13%,
4/1/22	200,000	201,000

HSBC PORTFOLIOS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
The Chemours Co., 6.63%, 5/15/23,
Callable 5/15/18 @ 104.97	75,000	45,938
The Goldman Sachs Group, Inc.,
5.37%, 12/31/49, Callable 5/10/20 @
100(a)	70,000	68,166
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25	150,000	151,500
T-Mobile US, Inc., 6.63%, 4/28/21,
Callable 4/28/17 @ 103.32	150,000	155,062
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/18 @ 102.94	110,000	109,725
United Rentals North America, Inc.,
4.63%, 7/15/23, Callable 7/15/18 @
103.47	87,000	84,716
Univision Communications, Inc.,
5.13%, 5/15/23, Callable 5/15/18 @
102.56	175,000	169,750
Univision Communications, Inc.,
6.75%, 9/15/22, Callable 9/15/17 @
103.37	15,000	15,450
Virgin Media Communications Ltd.,
6.38%, 4/15/23, Callable 4/15/18 @
103.18	200,000	204,999
Wells Fargo & Co., 7.98%, 3/29/49,
Callable 3/15/18 @ 100(a)	75,000	78,375
Windstream Services LLC, 7.75%,
10/1/21, Callable 10/1/16 @ 103.88	150,000	118,500
Wise Metals Group LLC, 8.75%,
12/15/18, Callable 6/15/16 @ 104.38	150,000	126,000
WPX Energy, Inc., 7.50%, 8/1/20,
Callable 7/1/20 @ 100	100,000	62,810
Zayo Group LLC, 6.00%, 4/1/23,
Callable 4/1/18 @ 104.5	125,000	122,188
Zebra Technologies Corp., 7.25%,
10/15/22, Callable 10/15/17 @
105.43	135,000	140,400
		12,200,697
TOTAL CORPORATE BONDS
(COST $13,431,069)		12,200,697

	Shares
Exchange Traded Fund — 0.8%
SPDR Barclays High Yield Bond
ETF	5,521	183,352

TOTAL EXCHANGE TRADED FUND
(COST $211,438)		183,352

Investment Companies — 10.8%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.06% (d)	2,527,900	2,527,900

TOTAL INVESTMENT COMPANIES
(COST $2,527,900)		2,527,900
TOTAL INVESTMENT SECURITIES
(COST $25,270,641) — 99.0%		23,202,870
Other Assets (Liabilities) - 1.0%		233,355
NET ASSETS - 100%		$23,436,225
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ETF	Exchange-Traded Fund
MTN	Medium Term Note
SPDR	Standard & Poor's Depositary Receipt
LLC	Limited Liability Company

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Investment Companies	10.8
Media	9.0
Oil, Gas & Consumable Fuels	8.9
Health Care Providers & Services	7.1
Banks	6.2
Hotels, Restaurants & Leisure	5.7
Diversified Telecommunication
Services	5.4
Wireless Telecommunication Services	3.8
Trading Companies & Distributors	3.6
Diversified Financial Services	3.6
Metals & Mining	3.4
Containers & Packaging	3.2
Consumer Finance	2.7
Food Products	2.4
Pharmaceuticals	2.3
IT Services	1.6
Chemicals	1.3
Household Durables	1.3
Insurance	1.3
Electric Utilities	1.2
Auto Components	1.2
Construction Materials	1.0
Machinery	1.0
Specialty Retail	1.0
Real Estate Management &
Development	0.9
Electronic Equipment, Instruments &
Components	0.8
Exchange Traded Fund	0.8
Capital Markets	0.7
Personal Products	0.7
Road & Rail	0.7
Independent Power and Renewable
Electricity Producers	0.5
Distributors	0.5
Multi-Utilities	0.5
Building Products	0.5
Communications Equipment	0.5
Software	0.5
Life Sciences Tools & Services	0.4
Health Care Equipment & Supplies	0.4
Multiline Retail	0.4
Sovereign Bonds	0.4
Paper & Forest Products	0.3
Automobiles	0.2
Diversified Consumer Services	0.1
Household Products	0.1
Energy Equipment & Services	0.1
Total	99.0

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2016, the Fund's open centrally cleared credit default swap agreements were as follows:

		Implied				Upfront
		Credit				Premiums	Unrealized
		Spread at	Notional			Paid/	Appreciation/
	Expiration	January 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Date	2016 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index,
Series 25	12/20/20	5.06	1,000	5.00	2	5	(3)
					2	5	(3)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

At January 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	UBS AG	3/2/16	110,160	27,000	27,307	(307)
Brazilian Real	UBS AG	3/2/16	96,460	25,000	23,911	1,089
European Euro	UBS AG	2/2/16	4,051,527	4,411,376	4,388,617	22,759
European Euro	UBS AG	3/2/16	4,050,000	4,424,705	4,390,051	34,654
South African Rand	UBS AG	4/15/16	370,748	22,000	23,017	(1,017)
Turkish Lira	UBS AG	2/5/16	88,350	29,631	29,867	(236)
				8,939,712	8,882,770	56,942

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Bank of America	3/2/16	439,658	111,759	108,984	(2,775)
Indonesian Rupiah	Bank of America	6/10/16	415,050,000	28,624	29,341	717
Mexican Peso	Bank of America	3/7/16	987,189	59,072	54,311	(4,761)
Russian Ruble	UBS AG	3/23/16	6,200,064	86,000	81,156	(4,844)
South African Rand	Bank of America	4/15/16	385,323	26,002	23,922	(2,080)
Turkish Lira	UBS AG	2/5/16	88,350	27,783	29,867	2,084
Turkish Lira	UBS AG	6/6/16	88,350	28,663	28,871	208
				367,903	356,452	(11,451)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 23.4%
Belgium — 0.4%
AG Insurance SA-NV, 3.50%,
6/30/47, Callable 6/30/27 @ 100 (a),(b)	100,000	95,896

China — 0.7%
Hutchison Whampoa Ltd., 3.75%,
5/29/49, Callable 5/10/18 @ 100 (a),(b)	150,000	159,068

France — 6.1%
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	100,000	104,702
Banque Federative du Credit Mutuel
SA, Series E, 3.00%, 5/21/24	100,000	113,620
BPCE SA, 2.75%, 7/8/26, Callable
7/8/21 @ 100 (a),(b)	200,000	218,445
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	150,000	160,855
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	100,000	110,408
Electricite de France SA, Series E,
5.37%, 1/29/49, Callable
1/29/25 @ 100 (a),(b)	100,000	102,117
GDF SUEZ, Series N10, 3.88%,
6/2/49, Callable 6/2/24 @ 100 (a),(b)	100,000	104,488
GDF SUEZ, 4.75%, 7/29/49, Callable
7/10/21 @ 100 (a),(b)	100,000	111,942
Lafarge SA, Series E, 6.75%,
12/16/19	100,000	125,760
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @ 101.5 (b)	100,000	103,966
Orange SA, 4.25%, 2/28/49, Callable
2/7/20 @ 100 (a),(b)	100,000	109,132
Societe Generale, 2.50%, 9/16/26,
Callable 9/16/21 @ 100 (a),(b)	100,000	106,213
		1,471,648
Germany — 2.8%
Bayer AG, 3.00%, 7/1/75, Callable
7/1/20 @ 100 (a),(b)	150,000	163,224
Bertelsmann SE & Co. KGaA, 3.00%,
4/23/75, Callable 4/23/23 @ 100 (a),(b)	100,000	97,726
Commerzbank AG, Series E, 7.75%,
3/16/21	100,000	127,781
TUI AG, Registered, 4.50%, 10/1/19,
Callable 10/1/16 @ 102.25 (b)	100,000	112,657
Unitymedia GmbH, Registered,
6.25%, 1/15/29, Callable
1/15/21 @ 103.13 (b)	150,000	175,902
		677,290
Guernsey — 0.4%
Credit Suisse Group Funding Ltd.,
Series E, 1.25%, 4/14/22	100,000	106,082

Ireland (Republic of) — 0.5%
Bank of Ireland, Series E, 4.25%,
6/11/24, Callable 6/11/19 @ 100 (a),(b)	100,000	109,869

Italy — 1.7%
Enel SpA, 5.00%, 1/15/75, Callable
1/15/20 @ 100 (a),(b)	100,000	110,893
EXOR SpA, 2.50%, 10/8/24	100,000	106,090
Intesa Sanpaolo SpA, Series E,
6.63%, 9/13/23	150,000	191,698
		408,681
Luxembourg — 2.6%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	150,000	173,036
HeidelbergCement AG, 8.50%,
10/31/19	150,000	196,981
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)	200,000	266,250
		636,267
Netherlands — 4.2%
Aegon NV, Series E, 4.00%, 4/25/44,
Callable 4/25/24 @ 100 (a),(b)	100,000	101,955
Alliander NV, 3.25%, 11/29/49,
Callable 11/27/18 @ 100 (a),(b)	100,000	111,934
Fresenius SE & Co. KGaA,
Registered, 3.00%, 2/1/21	100,000	115,485
Rabobank Nederland, Registered,
6.88%, 3/19/20	200,000	255,837
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	100,000	114,417
Volkswagen AG, 5.13%, 9/29/49,
Callable 9/2/23 @ 100 (a),(b)	175,000	188,138
Wolters Kluwer NV, 2.50%, 5/13/24,
Callable 2/13/24 @ 100 (b)	100,000	116,866
		1,004,632
Spain — 1.1%
Mapfre SA, 5.92%, 7/24/37, Callable
7/24/17 @ 100 (a),(b)	150,000	165,996
Santander Issuances, Series E,
2.50%, 3/18/25	100,000	101,659
		267,655
United Kingdom — 1.6%
FCE Bank plc, Series E, 1.11%,
5/13/20	100,000	107,947
Rexam PLC, 6.75%, 6/29/67,
Callable 6/29/17 @ 100 (a),(b)	125,000	134,696
The Royal Bank of Scotland plc,
Series E, 10.50%, 3/16/22,
Callable 3/16/17 @ 100 (a),(b)	125,000	148,645
		391,288
United States — 1.3%
Discovery Communications, Inc.,
1.90%, 3/19/27, Callable
12/19/26 @ 100 (b)	100,000	92,215
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	100,000	125,732
ZF North America Capital, Inc.,
2.25%, 4/26/19	100,000	106,695
		324,642
TOTAL FOREIGN BONDS
(COST $5,911,354)		5,653,018

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 30.0%
Australia — 1.1%
Commonwealth Bank of Australia,
4.50%, 12/9/25 (c)	200,000	201,112
Macquarie Bank, Ltd., 1.80%, 1/15/19 (a)(c)	60,000	60,069
		261,181
Austria — 1.0%
JBS Investments SA, Registered,
7.75%, 10/28/20, Callable
10/28/17 @ 103.87 (b)	275,000	243,375

Bermuda — 0.5%
Aircastle Ltd., 5.50%, 2/15/22	100,000	99,500
NCL Corp. Ltd., 5.25%, 11/15/19,
Callable 11/15/16 @ 102.63 (b)(c)	20,000	20,100
		119,600
Brazil — 3.5%
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	89,225
Federal Republic of Brazil, 2.63%,
1/5/23	300,000	236,249
Federal Republic of Brazil, 5.63%,
1/7/41	100,000	75,000
GTL Trade Finance, Inc., Registered,
5.89%, 4/29/24, Callable
1/29/24 @ 100 (b)	150,000	101,775
Odebrecht Drilling Norbe VIII/IX Ltd.,
Registered, 6.35%, 6/30/21,
Callable 6/30/20 @ 100 (b)	157,000	56,520
Petrobras Brasileiro SA, 5.75%,
1/20/20	350,000	275,083
Vale Overseas Ltd., 6.88%, 11/21/36	50,000	31,565
		865,417
Canada — 1.4%
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104.31 (b)	25,000	23,875
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 2/15/17 @
103.38 (b)	13,000	5,931
Glencore Finance Canada Ltd.,
6.00%, 11/15/41	100,000	64,000
Lundin Mining Corp., 7.50%, 11/1/20,
Callable 11/1/17 @ 103.75 (b)	25,000	21,250
Lundin Mining Corp., 7.88%, 11/1/22,
Callable 11/1/18 @ 103.93 (b)	7,000	5,653
Teck Resources Ltd., 3.15%, 1/15/17	30,000	28,200
Teck Resources Ltd., 3.85%, 8/15/17	25,000	21,313
The Toronto-Dominion Bank, Series
G, 1.75%, 7/23/18	100,000	100,194
Valeant Pharmaceuticals
International, Inc., 5.88%,
5/15/23, Callable 5/15/18 @
102.94 (b)	75,000	67,125
		337,541
Chile — 0.8%
CorpBanca SA, 3.13%, 1/15/18	200,000	196,800

China — 2.5%
China Overseas Land & Investment
Ltd., 4.25%, 5/8/19	200,000	207,201
CNOOC Finance (2013) Ltd., 3.00%,
5/9/23	200,000	189,006
Sinopec Group Overseas
Development (2012) Ltd.,
Registered, 3.90%, 5/17/22	200,000	206,904
		603,111
Colombia — 1.6%
Grupo Aval Ltd., Registered, 4.75%,
9/26/22	200,000	181,440
Republic of Colombia, 4.38%,
7/12/21	200,000	200,000
		381,440
Croatia — 0.5%
Croatia, Registered, 6.75%, 11/5/19	100,000	108,910

France — 0.4%
Electricite de France SA, 5.25%,
1/29/49, Callable 1/29/23 @ 100 (a),(b)	100,000	89,625

Germany — 0.4%
Deutsche Bank AG, 2.95%, 8/20/20	100,000	99,649

Guatemala — 0.7%
Comcel Trust, Registered, 6.88%,
2/6/24, Callable 2/6/19 @
103.44 (b)	200,000	160,000

Hong Kong — 2.2%
CITIC Ltd., Series E, 6.88%, 1/21/18	300,000	324,784
ICBCIL Finance Co. Ltd., 2.60%,
11/13/18 (c)	200,000	200,269
		525,053
Indonesia — 1.6%
Republic of Indonesia, Registered,
3.38%, 4/15/23	400,000	378,496

Kazakhstan — 0.8%
Republic of Kazakhstan, Registered,
5.13%, 7/21/25	200,000	199,040

Luxembourg — 0.8%
Actavis Funding SCS, 4.75%,
3/15/45, Callable 9/15/44 @ 100 (b)	100,000	100,170
ArcelorMittal, 10.60%, 6/1/19	100,000	93,000
		193,170
Mexico — 3.0%
Cemex Sab de CV, 6.13%, 5/5/25,
Callable 5/5/20 @ 103.06 (b)	200,000	171,190
Petroleos Mexicanos, 4.88%, 1/24/22	400,000	375,000
United Mexican States, 4.00%,
10/2/23	196,000	197,764
		743,954
Netherlands — 0.9%
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100 (b)	100,000	78,584
Mylan NV, 3.00%, 12/15/18 (c)	35,000	35,071
Petrobras Brasileiro SA, 6.85%,
6/5/15	100,000	63,250
Sensata Technologies BV, 5.63%,
11/1/24	25,000	25,500

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Netherlands, continued
Sensata Technologies BV, 5.00%,
10/1/25 (c)	15,000	14,438
		216,843
Peru — 0.4%
Republic of Peru, 4.13%, 8/25/27	100,000	98,850

Russian Federation — 1.2%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	300,000	281,370

Singapore — 0.4%
Flextronics International, Ltd., 4.75%,
6/15/25, Callable 3/15/25 @ 100 (b)	100,000	96,000

South Africa — 0.4%
Republic of South Africa, 5.88%,
5/30/22	100,000	105,510

Switzerland — 0.0%
Viking Cruises Ltd., 8.50%, 10/15/22,
Callable 10/15/17 @ 104.25 (b)	10,000	9,300

Turkey — 1.7%
Akbank TAS, Registered, 3.88%,
10/24/17	300,000	303,015
Republic of Turkey, 7.00%, 3/11/19	100,000	109,561
		412,576
United Kingdom — 1.7%
Barclays, 4.38%, 1/12/26	200,000	201,874
Santander UK Group Holdings plc,
4.75%, 9/15/25	200,000	198,455
		400,329
Venezuela — 0.5%
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	400,000	117,560

TOTAL YANKEE DOLLARS
(COST $7,758,608)		7,244,700

Corporate Bonds — 36.4%
21st Century Fox America, 3.70%,
10/15/25, Callable 7/15/25 @ 100	65,000	64,231
AbbVie, Inc., 2.50%, 5/14/20,
Callable 4/14/20 @ 100	100,000	99,328
Airgas, Inc., 3.05%, 8/1/20, Callable
7/1/20 @ 100	50,000	50,511
Alcoa, Inc., 6.15%, 8/15/20	40,000	38,800
Ally Financial, Inc., 3.25%, 11/5/18	85,000	83,183
Ally Financial, Inc., 4.13%, 3/30/20	200,000	197,000
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/25 @ 100	13,000	12,968
Amazon.com, Inc., 4.95%, 12/5/44,
Callable 6/5/44 @ 100	100,000	105,663
American Express Co., 5.20%,
12/31/49, Callable 11/15/19 @ 100(a)	48,000	45,720
American Express Credit Corp.,
1.11%, 11/5/18, Callable 10/15/18 @ 100(a)	50,000	49,905
American Tower Corp., 4.40%,
2/15/26, Callable 11/15/25 @ 100	35,000	35,437
Amgen, Inc., 4.40%, 5/1/45, Callable
11/1/44 @ 100	100,000	93,126
Anheuser-Busch InBev Finance,
4.70%, 2/1/36, Callable 8/1/35 @ 100	35,000	35,581
Anheuser-Busch InBev Finance,
4.90%, 2/1/46, Callable 8/1/45 @ 100	35,000	36,257
Antero Resources Corp., 6.00%,
12/1/20, Callable 3/14/16 @ 104.5	50,000	43,750
AT&T, Inc., 3.60%, 2/17/23, Callable
12/17/22 @ 100	35,000	34,974
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/46 @ 100	75,000	74,825
Autonation, Inc., 4.50%, 10/1/25,
Callable 7/1/25 @ 100	40,000	40,979
Avis Budget Car/Finance, 5.13%,
6/1/22, Callable 6/1/17 @ 103.84(c)	60,000	56,664
Bank of America Corp., 8.13%,
12/29/49, Callable 5/15/18 @ 100(a)	75,000	76,079
Baxalta, Inc., 2.88%, 6/23/20,
Callable 5/23/20 @ 100	100,000	98,490
Belden, Inc., 5.25%, 7/15/24, Callable
7/15/19 @ 102.62	25,000	22,438
Biogen, Inc., 5.20%, 9/15/45, Callable
3/15/45 @ 100	40,000	40,577
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/20 @ 102.44	31,000	33,325
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/20 @ 105	8,000	8,640
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/17 @ 104.59	14,000	10,465
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/20 @ 103(c)	40,000	40,900
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/25 @ 100	35,000	35,070
Capital One Financial Corp., 5.55%,
12/31/49, Callable 6/1/20 @ 100(a)	50,000	49,719
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 9/15/16 @ 103.75	20,000	15,550
CCO Holdings LLC, 6.63%, 1/31/22,
Callable 1/31/17 @ 103.31	75,000	79,406
CCO Safari II LLC, 6.48%, 10/23/45,
Callable 4/23/45 @ 100	100,000	100,568
Celgene Corp., 5.00%, 8/15/45,
Callable 2/15/45 @ 100	45,000	44,948
Centene Escrow Corp., 5.63%,
2/15/21, Callable 2/15/18 @ 102.81(c)	8,000	8,150
Centene Escrow Corp., 6.13%,
2/15/24, Callable 2/15/19 @ 104.59(c)	9,000	9,191
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 11/15/18 @ 104.59	6,000	6,135
Citigroup, Inc., 1.50%, 7/30/18 (a)	100,000	100,049
Citigroup, Inc., 3.70%, 1/12/26	40,000	39,984
Citigroup, Inc., 5.80%, 11/29/49,
Callable 11/15/19 @ 100(a)	50,000	48,625
Clearwater Paper Corp., 5.38%,
2/1/25	40,000	38,500
Columbia Pipeline Group, Inc., 4.50%,
6/1/25, Callable 3/1/25 @ 100	100,000	90,227

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
CommScope Technologies Finance
LLC, 6.00%, 6/15/25, Callable
6/15/20 @ 103	25,000	24,313
Community Health Systems, Inc.,
8.00%, 11/15/19, Callable 11/15/16 @ 102	50,000	49,625
Continental Resources, 4.90%,
6/1/44, Callable 12/1/43 @ 100	100,000	54,216
Daimler Finance NA LLC, 1.60%,
8/3/17	150,000	149,389
Dana Holding Corp., 6.00%, 9/15/23,
Callable 9/15/18 @ 103	50,000	47,625
DaVita Healthcare Partners, Inc.,
5.00%, 5/1/25, Callable 5/1/20 @ 102.5	20,000	19,675
DCP Midstream LLC, 8.13%, 8/16/30	35,000	26,074
DDR Corp., 3.63%, 2/1/25, Callable
11/1/24 @ 100	100,000	95,547
Devon Energy Corp., 5.00%, 6/15/45,
Callable 12/15/44 @ 100	100,000	66,272
DIRECTV Holdings LLC, 4.45%,
4/1/24, Callable 1/1/24 @ 100	100,000	102,380
Discover Financial Services, 3.95%,
11/6/24, Callable 8/6/24 @ 100	100,000	100,571
DISH DBS Corp., 5.88%, 7/15/22	50,000	47,063
Dollar Tree, Inc., 5.75%, 3/1/23,
Callable 3/1/18 @ 104(c)	50,000	52,688
Dominion Resources, Inc., 3.90%,
10/1/25, Callable 7/1/25 @ 100	40,000	40,461
EMC Corp., 1.88%, 6/1/18	30,000	28,683
Endo Finance LLC, 5.88%, 1/15/23,
Callable 7/15/17 @ 104.03	50,000	49,625
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/23 @ 100	25,000	19,438
Energy Transfer Partners LP, 3.60%,
2/1/23, Callable 11/1/22 @ 100	100,000	81,333
Enterprise Products Partners LP,
7.03%, 1/15/68, Callable 1/15/18 @ 100(a)	100,000	100,000
EP Energy LLC/ Everest Acquisition
Finance, Inc., 6.38%, 6/15/23,
Callable 6/15/18 @ 104.78	50,000	17,500
Equinix, Inc., 5.88%, 1/15/26,
Callable 1/15/21 @ 102.94	50,000	51,750
Fidelity National Information Services,
Inc., 3.63%, 10/15/20, Callable
9/15/20 @ 100	85,000	86,450
Fifth Third Bancorp, 4.90%, 12/29/49,
Callable 9/30/19 @ 100(a)	50,000	45,250
Fifth Third BanCorp, 2.88%, 7/27/20,
Callable 6/27/20 @ 100	110,000	111,263
First Data Corp., 5.00%, 1/15/24,
Callable 1/15/19 @ 102.5(c)	35,000	35,175
First Horizon National Corp., 3.50%,
12/15/20, Callable 11/15/20 @ 100	50,000	49,922
First Quality Finance Co., Inc., 4.63%,
5/15/21, Callable 5/15/16 @ 103.46(c)	28,000	25,480
Ford Motor Credit Co. LLC, 2.24%,
6/15/18	200,000	197,803
Freeport-McMoRan, Inc., 2.30%,
11/14/17	100,000	69,125
Fresenius Medical Care AG & Co.
KGaA, 5.88%, 1/31/22	50,000	54,125
Frontier Communications Corp.,
8.88%, 9/15/20, Callable 6/15/20 @ 100(c)	45,000	45,113
General Motors Financial Co., Inc.,
3.10%, 1/15/19, Callable 7/15/18 @ 100	40,000	39,664
General Motors Financial Co., Inc.,
4.30%, 7/13/25, Callable 4/13/25 @ 100	150,000	142,833
Genesis Energy LP, 5.75%, 2/15/21,
Callable 2/15/17 @ 102.88	25,000	20,000
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/18 @ 103.38	23,000	18,860
Greif, Inc., 7.75%, 8/1/19	30,000	33,375
Halliburton Co., 4.85%, 11/15/35,
Callable 5/15/35 @ 100	35,000	32,256
HCA Holdings, Inc., 5.25%, 4/15/25,
Callable 10/15/20 @ 105	100,000	102,500
HealthSouth Corp., 5.75%, 11/1/24,
Callable 11/1/17 @ 102.87	2,000	1,974
HealthSouth Corp., 5.75%, 11/1/24,
Callable 11/1/17 @ 102.88	25,000	24,677
Hewlett Packard Enterprise Co.,
3.60%, 10/15/20, Callable 9/15/20 @ 100	42,000	42,111
HJ Heinz Corp II, 1.60%, 6/30/17	150,000	149,954
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/25 @ 100	50,000	50,098
Hyundai Capital America, 1.88%,
8/9/16	100,000	100,338
IHS, Inc., 5.00%, 11/1/22, Callable
8/1/22 @ 100	25,000	25,250
Infor, Inc., 5.75%, 8/15/20, Callable
8/15/17 @ 102.87	2,000	2,015
International Lease Finance Corp.,
5.88%, 8/15/22	100,000	103,250
Jarden Corp., 5.00%, 11/15/23,
Callable 11/15/18 @ 103.75	8,000	8,200
Kilroy Realty Corp., 4.38%, 10/1/25,
Callable 7/1/25 @ 100	40,000	41,215
Kimco Realty Corp., 3.40%, 11/1/22,
Callable 9/1/22 @ 100	40,000	40,467
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/19 @ 100	150,000	138,853
Kinder Morgan, Inc., 5.05%, 2/15/46,
Callable 8/15/45 @ 100	100,000	72,915
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 4/15/17 @ 104.78	50,000	40,688
L Brands, Inc., 6.88%, 11/1/35	3,000	3,101
L Brands, Inc., 6.95%, 3/1/33	50,000	50,031
Lear Corp., 5.25%, 1/15/25, Callable
1/15/20 @ 102.63	50,000	51,938
Lennar Corp., 4.75%, 5/30/25,
Callable 2/28/25 @ 100	70,000	66,850
Lennar Corp., 4.88%, 12/15/23,
Callable 9/15/23 @ 100	20,000	19,600
Level 3 Financing, Inc., 5.13%,
5/1/23, Callable 5/1/18 @ 102.56	25,000	25,125
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 1/15/19 @ 102.56	11,000	11,110
LifePoint Health, Inc., 5.50%,
12/1/21, Callable 12/1/16 @ 104.13	50,000	50,750
Marathon Oil Corp., 2.70%, 6/1/20,
Callable 5/1/20 @ 100	100,000	76,238

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
McDonald's Corp., 2.75%, 12/9/20,
Callable 11/9/20 @ 100	35,000	35,500
McDonald's Corp., 4.88%, 12/9/45,
MTN, Callable 6/9/45 @ 100	35,000	35,412
Mednax, Inc., 5.25%, 12/1/23,
Callable 12/1/18 @ 103.94(c)	8,000	8,200
Microsoft Corp., 4.75%, 11/3/55,
Callable 5/3/55 @ 100	40,000	40,237
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/22 @ 100(c)	30,000	30,000
Morgan Stanley, 2.45%, 2/1/19, MTN	35,000	35,127
MPLX LP, 4.88%, 12/1/24, Callable
9/1/24 @ 100	50,000	39,034
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/20 @ 102.87	11,000	11,605
National CineMedia LLC, 6.00%,
4/15/22, Callable 4/15/17 @ 103	30,000	30,713
Navient Corp., 8.00%, 3/25/20, MTN	75,000	73,875
NextEra Energy Capital, 2.06%,
9/1/17	100,000	100,405
Noble Energy, Inc., 5.05%, 11/15/44,
Callable 5/1/44 @ 100	100,000	72,263
Norfolk Southern Corp., 4.65%,
1/15/46, Callable 7/15/45 @ 100	20,000	19,763
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 2/15/17 @ 103.94	25,000	25,563
Owens Corning, Inc., 4.20%,
12/15/22, Callable 9/15/22 @ 100	100,000	101,387
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22	50,000	48,000
Owens-Brockway Packaging, Inc.,
5.88%, 8/15/23	9,000	8,831
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25	5,000	4,925
PBF Holding Co. LLC, 8.25%,
2/15/20, Callable 2/15/16 @ 104.13	75,000	76,875
Penske Automotive Group, Inc.,
5.75%, 10/1/22, Callable 10/1/17 @ 102.88	25,000	24,813
Penske Truck Leasing Co. LP, 3.20%,
7/15/20, Callable 6/15/20 @ 100	100,000	99,867
Philip Morris International, Inc.,
1.25%, 8/11/17	50,000	50,153
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/20 @ 102.88(c)	18,000	17,325
Platform Specialty Products Corp.,
6.50%, 2/1/22, Callable 2/1/18 @ 103.25	50,000	39,250
Rabobank Capital Funding Trust III,
5.25%, 12/29/49, Callable 10/21/16 @ 100	100,000	100,500
Resolute Forest Products, Inc.,
5.88%, 5/15/23, Callable 5/15/17 @ 104.41	50,000	32,000
Reynolds American, Inc., 5.85%,
8/15/45, Callable 2/12/45 @ 100	100,000	111,685
Reynolds Group Issuer, Inc., 7.13%,
4/15/19, Callable 3/14/16 @ 101.78	100,000	101,875
Rose Rock Midstream/Finance,
5.63%, 11/15/23, Callable 5/15/19 @ 102.81	50,000	27,000
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 11/15/18 @ 103.94(c)	32,000	31,680
Schlumberger Holdings Corp., 1.90%,
12/21/17 (c)	20,000	19,930
Service Corp. International, 5.38%,
5/15/24, Callable 5/15/19 @ 102.69	33,000	34,815
Sirius XM Radio, Inc., 6.00%,
7/15/24, Callable 7/15/19 @ 103	75,000	78,563
SM Energy Co., 5.63%, 6/1/25,
Callable 6/1/20 @ 102.81	50,000	26,875
Southern Copper Corp., 6.75%,
4/16/40	100,000	84,335
Sprint Communications, Inc., 9.00%,
11/15/18	10,000	10,188
Sprint Corp., 7.88%, 9/15/23	100,000	71,500
Steel Dynamics, Inc., 6.38%, 8/15/22,
Callable 8/15/17 @ 103.19	20,000	19,350
Synchrony Financial, 4.50%, 7/23/25,
Callable 4/24/25 @ 100	100,000	100,688
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/23 @ 100	50,000	46,750
TEGNA, Inc., 5.50%, 9/15/24,
Callable 9/15/19 @ 102.75	30,000	30,150
Tenet Healthcare Corp., 6.00%,
10/1/20	50,000	53,000
The Chemours Co., 6.63%, 5/15/23,
Callable 5/15/18 @ 104.97	25,000	15,313
The Goldman Sachs Group, Inc.,
5.37%, 12/31/49, Callable 5/10/20 @ 100(a)	50,000	48,690
The Williams Cos., Inc., 4.55%,
6/24/24, Callable 3/24/24 @ 100	100,000	65,259
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/42 @ 100	100,000	79,687
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/19 @ 103.25	100,000	100,999
T-Mobile US, Inc., 6.63%, 4/28/21,
Callable 4/28/17 @ 103.32	50,000	51,688
Toll Bros Finance Corp., 4.88%,
11/15/25, Callable 8/15/25 @ 100	20,000	19,600
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/18 @ 102.94	50,000	49,875
UnitedHealth Group, Inc., 1.45%,
7/17/17	100,000	100,283
Univision Communications, Inc.,
5.13%, 5/15/23, Callable 5/15/18 @ 102.56	50,000	48,500
Verizon Communications, Inc., 3.65%,
9/14/18	100,000	104,667
Verizon Communications, Inc., 4.27%,
1/15/36	150,000	134,053
Walgreens Boots Alliance, Inc.,
4.80%, 11/18/44, Callable 5/18/44 @ 100	100,000	88,670
Wells Fargo & Co., 4.90%, 11/17/45	35,000	35,344
Wells Fargo & Co., 7.98%, 3/29/49,
Callable 3/15/18 @ 100(a)	50,000	52,250
Windstream Services LLC, 7.75%,
10/1/21, Callable 10/1/16 @ 103.88	25,000	19,750
WPX Energy, Inc., 8.25%, 8/1/23,
Callable 6/1/23 @ 100	50,000	32,000
Zebra Technologies Corp., 7.25%,
10/15/22, Callable 10/15/17 @ 105.43	30,000	31,200
		8,813,943
TOTAL CORPORATE BONDS
(COST $9,316,051)		8,813,943

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Shares	Value ($)
Exchange Traded Fund — 0.6%
SPDR Barclays High Yield Bond ETF	4,255	141,309

TOTAL EXCHANGE TRADED FUND
(COST $162,954)		141,309

Investment Companies — 7.4%
Northern Institutional Diversified
Assets Portfolio, Institutional
Shares, 0.06% (d)	1,787,595	1,787,595

TOTAL INVESTMENT COMPANIES
(COST $1,787,595)		1,787,595
TOTAL INVESTMENT SECURITIES
(COST $24,936,562) — 97.8%		23,640,565
Other Assets (Liabilities) - 2.2%		534,812
NET ASSETS - 100%		$24,175,377
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ETF	Exchange-Traded Fund
MTN	Medium Term Note
SPDR	Standard & Poor's Depositary Receipt
LLC	Limited Liability Company

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Banks	14.8
Oil, Gas & Consumable Fuels	11.7
Investment Companies	7.4
Sovereign Bonds	5.5
Consumer Finance	5.0
Diversified Financial Services	4.2
Media	3.8
Diversified Telecommunication Services	3.2
Auto Components	2.5
Metals & Mining	2.4
Wireless Telecommunication Services	2.1
Health Care Providers & Services	2.1
Industrial Conglomerates	2.1
Electric Utilities	2.1
Insurance	1.9
Containers & Packaging	1.9
Pharmaceuticals	1.7
Sovereign	1.7
Food Products	1.7
Biotechnology	1.6
Multi-Utilities	1.6
Capital Markets	1.6
Real Estate Investment Trusts	1.3
Construction Materials	1.2
Real Estate Management & Development	1.1
Chemicals	0.9
Electronic Equipment, Instruments & Components	0.8
Hotels, Restaurants & Leisure	0.8
Automobiles	0.8
Trading Companies & Distributors	0.8
Tobacco	0.7
Road & Rail	0.7
Exchange Traded Fund	0.6
IT Services	0.6
Building Products	0.6
Household Durables	0.5
Specialty Retail	0.5
Commercial Services & Supplies	0.5
Internet & Catalog Retail	0.4
Food & Staples Retailing	0.4
Paper & Forest Products	0.3
Technology Hardware, Storage & Peripherals	0.3
Energy Equipment & Services	0.3
Software	0.3
Beverages	0.2
Multiline Retail	0.2
Professional Services	0.1
Diversified Consumer Services	0.1
Communications Equipment	0.1
Personal Products	0.1
Household Products	0.0
Total	97.8

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

At January 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	UBS AG	3/2/16	252,960	62,000	62,705	(705)
European Euro	UBS AG	2/2/16	5,458,755	5,943,591	5,912,927	30,664
European Euro	UBS AG	3/2/16	5,400,000	5,899,608	5,853,403	46,205
Turkish Lira	UBS AG	2/5/16	206,150	69,138	69,690	(552)
				11,974,337	11,898,725	75,612

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	UBS AG	3/2/16	250,180	63,651	62,016	(1,635)
Brazilian Real	UBS AG	4/4/16	264,330	66,000	64,813	(1,187)
Mexican Peso	UBS AG	3/7/16	1,124,533	65,000	61,867	(3,133)
Russian Ruble	UBS AG	3/23/16	4,664,985	65,000	61,063	(3,937)
Turkish Lira	UBS AG	2/5/16	206,150	64,827	69,690	4,863
Turkish Lira	UBS AG	6/6/16	206,150	66,880	67,365	485
				391,358	386,814	(4,544)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Shares	Value ($)
Common Stocks — 99.2%
Australia — 3.4%
Telstra Corp. Ltd.	48,416	195,044
Woodside Petroleum Ltd.	6,666	134,320
		329,364
Canada — 1.8%
National Bank of Canada	1,701	48,539
Power Financial Corp.	5,520	127,409
		175,948
China — 1.9%
ENN Energy Holdings Ltd.	12,000	54,112
Industrial & Commercial Bank of China
Ltd., Class H	251,000	130,640
		184,752
Germany — 4.5%
Muenchener Rueckversicherungs-
Gesellschaft AG, Registered
Shares	999	192,461
SAP SE	2,972	236,802
		429,263
Hong Kong — 1.3%
BOC Hong Kong (Holdings) Ltd.	27,500	73,213
China Mobile Ltd.	5,000	54,925
		128,138
India — 1.0%
Infosys Ltd., ADR	5,395	96,624

Indonesia — 1.6%
PT Bank Mandiri (Persero) Tbk	211,400	149,345

Ireland — 1.4%
Accenture plc, Class A	1,276	134,669

Japan — 11.9%
ABC-Mart, Inc.	3,300	179,644
Japan Tobacco, Inc.	3,500	137,090
Mitsubishi Electric Corp.	18,000	167,080
Mitsubishi UFJ Financial Group, Inc.	14,800	75,902
Mizuho Financial Group, Inc.	62,400	107,980
OTSUKA Corp.	3,800	188,537
Sumitomo Mitsui Financial Group, Inc.	2,000	67,106
Trend Micro, Inc.	5,300	222,991
		1,146,330
Korea, Republic Of — 2.6%
Kangwon Land, Inc.	3,919	135,387
Samsung Electronics Co. Ltd.	85	82,247
SK Hynix, Inc.	1,456	33,612
		251,246
Singapore — 1.6%
DBS Group Holdings Ltd.	15,400	153,129

Switzerland — 6.3%
Compagnie Financiere Richemont AG,
Registered Shares	707	45,963
Nestle SA, Registered Shares	2,525	186,068
SGS SA, Registered Shares	103	200,225
Swiss Life Holding, Registered Shares	694	176,947
		609,203
Thailand — 0.8%
Advanced Info Service Public Co. Ltd.	16,500	78,560

United Kingdom — 16.4%
BAE Systems plc	22,814	168,706
BT Group plc	28,261	196,658
Compass Group plc	13,884	238,909
easyJet plc	7,876	174,561
GlaxoSmithKline plc	8,774	180,724
Next plc	1,859	184,232
Signet Jewelers Ltd.	1,579	183,164
Unilever plc	5,588	245,642
		1,572,596
United States — 42.7%
Altria Group, Inc.	4,183	255,623
AutoZone, Inc. (a)	306	234,822
Avery Dennison Corp.	3,041	185,166
Dr Pepper Snapple Group, Inc.	2,536	237,978
Everest Re Group Ltd.	894	159,972
Exxon Mobil Corp.	2,476	192,757
HCA Holdings, Inc. (a)	3,037	211,314
Hormel Foods Corp.	2,968	238,657
Illinois Tool Works, Inc.	2,129	191,759
Intel Corp.	4,022	124,762
International Business Machines Corp.	811	101,205
J.B. Hunt Transportation Services, Inc.	2,635	191,565
Johnson & Johnson	2,207	230,499
JPMorgan Chase & Co.	3,557	211,642
Kimberly-Clark Corp.	1,875	240,788
Nordstrom, Inc.	2,896	142,194
Omnicom Group, Inc.	1,495	109,658
Philip Morris International, Inc.	1,709	153,827
Ross Stores, Inc.	3,460	194,660
The TJX Co., Inc.	1,105	78,720
The Travelers Co., Inc.	2,083	222,965
Varian Medical Systems, Inc. (a)	2,480	191,282
		4,101,815
TOTAL COMMON STOCKS
(COST $9,935,293)		9,540,982

Investment Companies — 0.7%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.06% (b)	69,941	69,941

TOTAL INVESTMENT COMPANIES
(COST $69,941)		69,941
TOTAL INVESTMENT SECURITIES
(COST $10,005,234) — 99.9%		9,610,923
Other Assets (Liabilities) - 0.1%		8,222
NET ASSETS - 100%		$9,619,145
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
ADR	American Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Banks	10.5
Specialty Retail	9.1
Insurance	9.0
Tobacco	5.7
IT Services	5.4
Software	4.8
Food Products	4.4
Pharmaceuticals	4.3
Diversified Telecommunication
Services	4.1
Hotels, Restaurants & Leisure	3.9
Multiline Retail	3.4
Oil, Gas & Consumable Fuels	3.4
Personal Products	2.6
Household Products	2.5
Beverages	2.5
Health Care Providers & Services	2.2
Professional Services	2.1
Machinery	2.0
Road & Rail	2.0
Health Care Equipment & Supplies	2.0
Containers & Packaging	1.9
Aerospace & Defense	1.8
Airlines	1.8
Electrical Equipment	1.7
Semiconductors & Semiconductor
Equipment	1.6
Wireless Telecommunication Services	1.4
Media	1.1
Technology Hardware, Storage &
Peripherals	0.9
Investment Companies	0.7
Gas Utilities	0.6
Textiles, Apparel & Luxury Goods	0.5
Total	99.9

HSBC EURO HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited)

	Principal
	Amount †	Value ($)
Foreign Bonds — 94.1%
Australia — 0.8%
BHP Billiton Ltd., 5.63%, 10/22/79,
Callable 10/22/24 @ 100 (a),(b)	200,000	205,406

Austria — 1.3%
Telekom Austria AG, 5.63%, 12/29/49,
Callable 2/1/18 @ 100 (a),(b)	300,000	331,086

Belgium — 1.3%
KBC Groep NV, 5.63%, 3/29/49,
Callable 3/19/19 @ 100 (a),(b)	300,000	320,898

Denmark — 2.5%
Danske Bank A/S, 5.75%, 10/31/49,
Callable 4/6/20 @ 100 (a),(b)	200,000	214,474
DONG Energy A/S, 6.25%, 12/31/99,
Callable 6/26/33 @ 100 (a),(b)	300,000	331,866
TDC A/S, 3.50%, 12/31/99, Callable
2/26/21 @ 100 (a),(b)	100,000	95,863
		642,203
France — 23.2%
Accor SA, 4.13%, 6/30/49, Callable
6/30/20 @ 100 (a),(b)	200,000	204,569
Arkema SA, 4.75%, 10/29/49, Callable
10/29/20 @ 100 (a),(b)	200,000	208,129
AXA SA, Series E, 3.94%, 11/29/49,
Callable 11/7/24 @ 100 (a),(b)	400,000	418,809
BNP Paribas Cardif SA, 4.03%,
11/29/49 (a)	200,000	202,011
BPCE SA, 12.50%, 9/29/49, Callable
9/30/19 @ 100 (a),(b)	200,000	286,000
Credit Agricole Assurances SA, 4.50%,
10/31/49, Callable 10/14/25 @
100 (a),(b)	200,000	201,788
Credit Agricole SA, 6.50%, 4/29/49,
Callable 6/23/21 @ 100 (a),(b)	200,000	214,474
Credit Agricole SA, 7.87%, 10/29/49,
Callable 10/26/19 @ 100 (a),(b)	200,000	251,844
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)	300,000	331,225
Electricite de France SA, Series E,
5.37%, 1/29/49, Callable 1/29/25
@ 100 (a),(b)	200,000	204,233
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 102.88 (b)	200,000	219,391
Faurecia, 3.13%, 6/15/22, Callable
6/15/18 @ 101.56 (b)	300,000	312,774
GDF SUEZ, Series N10, 3.88%,
6/2/49, Callable 6/2/24 @ 100
(a),(b)	300,000	313,464
HomeVi SAS, Registered, 6.88%,
8/15/21, Callable 8/15/17 @
103.44 (b)	100,000	111,570
Lion Polaris II SAS, Registered, 4.25%,
8/1/19, Callable 2/22/16 @ 100
(a),(b)	100,000	108,049
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @
101.5 (b)	250,000	259,914
Orange SA, 5.25%, 12/29/49, Callable
2/7/24 @ 100 (a),(b)	600,000	656,602
Renault SA, 3.63%, 9/19/18	300,000	345,027
Renault SA, Series E, 3.13%, 3/5/21	100,000	116,050
Solvay SA, 5.42%, 11/29/49, Callable
11/12/23 @ 100 (a),(b)	300,000	302,344
Suez Environnement Co., 2.50%,
12/29/49, Callable 3/30/22 @ 100
(a),(b)	100,000	100,890
Total SA, Series E, 2.62%, 12/29/49,
Callable 2/26/25 @ 100 (a),(b)	300,000	282,958
Veolia Environnement SA, 4.45%,
1/29/49, Callable 4/16/18 @ 100
(a),(b)	200,000	222,365
		5,874,480
Germany — 9.3%
Allianz SE, 4.75%, 10/29/49, Callable
10/24/23 @ 100 (a),(b)	200,000	231,077
Bayer AG, 3.75%, 7/1/74, Callable
7/1/24 @ 100 (a),(b)	250,000	272,181
Bertelsmann SE & Co. KGaA, 3.00%,
4/23/75, Callable 4/23/23 @ 100
(a),(b)	100,000	97,727
Commerzbank AG, Series E, 7.75%,
3/16/21	200,000	255,563
Deutsche Raststatten Gruppe,
Registered, 6.75%, 12/30/20,
Callable 12/30/16 @ 103.38 (b)	100,000	114,213
Merck KGaA, 2.62%, 12/12/74,
Callable 6/12/21 @ 100 (a),(b)	200,000	209,440
Muenchener Rueckversicherungs,
5.77%, 6/29/49 (a)	250,000	284,696
Techem Energy Metereing Service
GMBH, Registered, 6.13%,
10/1/19, Callable 3/7/16 @
104.59 (b)	100,000	113,194
TUI AG, Registered, 4.50%, 10/1/19,
Callable 10/1/16 @ 102.25 (b)	200,000	225,314
Unitymedia Hessen GmbH & Co.
Registered, 4.63%, 2/15/26,
Callable 2/15/21 @ 102.31 (b)	500,000	541,601
		2,345,006
Ireland — 0.9%
Aquarius & Investment PLC, Series E,
4.25%, 10/2/43 (a)	100,000	116,572
Smurfit Kappa Funding PLC,
Registered, 3.25%, 6/1/21,
Callable 3/10/21 @ 100 (b)	100,000	110,974
		227,546
Jersey — 0.4%
Avis Budget Car Rental LLC,
Registered, 6.00%, 3/1/21,
Callable 3/10/16 @ 104.5 (b)	100,000	109,809

Luxembourg — 11.0%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/9/18	200,000	230,715
Dufry International AG, Registered,
4.50%, 8/1/23, Callable 8/1/18 @
103.38 (b)	100,000	110,893
Elior Finance & Co. SCA, Registered,
6.50%, 5/1/20, Callable 5/1/16 @
104.88 (b)	260,000	297,544
Fiat Chrysler Automobiles NV, Series
G, 4.75%, 7/15/22	300,000	336,334

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
Luxembourg, continued
FMC Finance VIII SA, Registered,
6.50%, 9/15/18	200,000	245,453
Glencore International AG, Series E,
1.75%, 3/17/25, Callable 12/17/24
@ 100 (b)	100,000	73,124
HeidelbergCement Finance
Luxembourg SA, 7.50%, 7/3/20	300,000	387,515
KION Finance SA, Registered, 6.75%,
2/15/20, Callable 2/15/16 @
103.38 (b)	250,000	280,482
P4 SP Zoo, Registered, 5.25%, 2/1/19,
Callable 3/7/16 @ 102.63 (b)	100,000	110,514
Swissport Group SA, Registered,
6.75%, 12/15/21, Callable 6/15/18
@ 105.06 (b)	100,000	111,840
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)	300,000	399,375
Telenet Finance VI Luxembourg SCA,
Registered, 4.88%, 7/15/27,
Callable 7/15/21 @ 102.44 (b)	200,000	206,241
		2,790,030
Mexico — 1.2%
America Movil Sab de CV, Series B,
6.37%, 9/6/73 (a)	200,000	221,146
Cemex SAB de CV, Registered, 4.38%,
3/5/23, Callable 3/5/19 @ 102.19 (b)	100,000	86,710
		307,856
Netherlands — 17.7%
ABN AMRO Bank NV, 7.13%, 7/6/22	200,000	271,431
ABN AMRO Bank NV, 5.75%,
12/29/49, Callable 9/22/20 @ 100
(a),(b)	200,000	210,531
Allianz SE, 4.37%, 12/29/49, Callable
2/17/17 @ 100 (a),(b)	200,000	221,963
Cooperatieve Rabobank, 5.50%,
1/22/49, Callable 6/29/20 @ 100
(a),(b)	200,000	213,120
Fresenius SE & Co., Registered,
4.00%, 2/1/24	250,000	305,525
Gas Natural Fenosa Finance BV,
4.13%, 11/29/49, Callable
11/18/22 @ 100 (a),(b)	100,000	97,358
Goodyear Tire & Rubber Co.,
Registered, 3.75%, 12/15/23,
Callable 12/15/18 @ 101.88 (b)	250,000	272,268
Iberdrola SA, 5.75%, 2/27/49, Callable
2/27/18 @ 100 (a),(b)	200,000	228,555
InterXion Holding NV, Registered,
6.00%, 7/15/20, Callable 7/15/16
@ 104.5 (b)	100,000	112,783
Koninklijke KPN NV, 6.12%, 3/29/49,
Callable 9/14/18 @ 100 (a),(b)	300,000	336,050
NN Group NV, 4.62%, 4/8/44, Callable
4/8/24 @ 100 (a),(b)	200,000	221,052
Owens-Illinois Group, Inc., Registered,
4.88%, 3/31/21	200,000	229,639
PHOENIX Pharmahandel GmbH & Co.,
3.63%, 7/30/21	200,000	222,051
Schaeffler AG, Registered, 3.50%,
5/15/22, Callable 5/15/17 @
101.75 (b)	300,000	322,604
Swiss Reinsurance Co., 2.60%,
12/29/49, Callable 9/1/25 @ 100
(a),(b)	400,000	389,945
Telefonica SA, 7.62%, 9/29/49,
Callable 9/18/21 @ 100 (a),(b)	200,000	228,835
UPC Holding BV, Registered, 6.38%,
9/15/22, Callable 9/15/17 @
103.19 (b)	100,000	114,391
Volkswagen AG, 2.50%, 12/29/49,
Callable 3/20/22 @ 100 (a),(b)	300,000	269,717
Vonovia Finance BV, 4.62%, 4/8/74,
Callable 4/8/19 @ 100 (a),(b)	200,000	216,640
		4,484,458
Spain — 1.7%
Almirall SA, Registered, 4.63%, 4/1/21,
Callable 4/1/17 @ 102.31 (b)	100,000	112,139
Banco Santander SA, 6.25%, 3/12/49,
Callable 3/12/19 @ 100 (a),(b)	100,000	99,654
Caixabank SA, 5.00%, 11/14/23 (a)	100,000	110,692
Mapfre SA, 5.92%, 7/24/37, Callable
7/24/17 @ 100 (a),(b)	100,000	110,664
		433,149
Sweden — 0.8%
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	200,000	204,183

Switzerland — 2.3%
Credit Suisse AG, 5.75%, 9/18/25,
Callable 9/18/20 @ 100 (a),(b)	200,000	232,318
UBS AG, 4.75%, 2/12/26, Callable
2/12/21 @ 100 (a),(b)	100,000	114,113
UBS Group AG, 5.75%, 12/29/49,
Callable 2/19/22 @ 100 (a),(b)	200,000	223,681
		570,112
United Kingdom — 14.1%
Aviva PLC, Series E, 3.38%, 12/4/45,
Callable 12/4/25 @ 100 (a),(b)	300,000	302,462
Barclays, 6.50%, 12/29/49 (a)	200,000	209,058
Barclays Bank PLC, 14.00%, 11/29/49,
Callable 6/15/19 @ 100 (a),(b)	150,000	270,978
GKN Holdings PLC, 5.38%, 9/19/22	150,000	232,628
Heathrow Finance PLC, 5.38%, 9/2/19	300,000	449,222
Lloyds Banking Group PLC, 6.37%,
6/27/49, Callable 6/27/20 @ 100
(a),(b)	200,000	222,597
National Grid PLC, 4.25%, 6/18/76,
Callable 6/18/20 @ 100 (a),(b)	350,000	385,782
Nationwide Building Society, Series E,
6.88%, 3/11/49, Callable 6/20/19
@ 100 (a),(b)	100,000	138,545
Rexam PLC, 6.75%, 6/29/67, Callable
6/29/17 @ 100 (a),(b)	100,000	107,757
Royal Bank of Scotland Group PLC,
5.50%, 11/29/49, Callable 3/31/16
@ 100 (b)	200,000	214,149
SSE PLC, 3.88%, 12/29/49 (a)	200,000	265,935
Tesco PLC, 6.13%, 2/24/22	150,000	221,581
Thomas Cook Group PLC, Registered,
7.75%, 6/15/20, Callable 6/15/16
@ 103.88 (b)	100,000	112,157

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
United Kingdom, continued
Virgin Media Investment Holdings Ltd.
Registered, 6.00%, 4/15/21,
Callable 4/15/17 @ 103 (b)	225,000	332,131
Worldpay Finance PLC, Registered,
3.75%, 11/15/22	100,000	109,132
		3,574,114
United States — 5.6%
Ball Corp., 4.38%, 12/15/23	100,000	110,893
Celanese Corp., 3.25%, 10/15/19	200,000	220,271
General Electric Co., Registered,
5.50%, 9/15/67, Callable 9/15/17
@ 100 (a),(b)	300,000	346,078
Jarden Corp., Registered, 3.75%,
10/1/21	200,000	225,806
Kinder Morgan, Inc., 2.25%, 3/16/27	100,000	82,288
MPT Operating Partnership LP, 4.00%,
8/19/22, Callable 5/19/22 @ 100 (b)	100,000	108,997
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/15/23 @ 100 (b)	100,000	111,569
ZF Friedrichshafen AG, 2.75%,
4/27/23	200,000	199,515
		1,405,417
TOTAL FOREIGN BONDS
(COST $23,648,636)		23,825,753

	Shares
Investment Companies — 2.0%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares,
0.06% (c)	500,000	500,000
TOTAL INVESTMENT COMPANIES
(COST $500,000)		500,000
TOTAL INVESTMENT SECURITIES
(COST $24,148,636) — 96.1%		24,325,753
Other Assets (Liabilities) - 3.9%		982,176
NET ASSETS - 100%		$25,307,929
____________________

†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2016. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2016.
MTN LLC	Medium Term Note Limited Liability Company

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2016:

Percentage of
Industry	Net Assets at Value (%)
Diversified Financial Services	19.5
Banks	13.9
Insurance	6.3
Diversified Telecommunication
Services	6.2
Auto Components	4.9
Multi-Utilities	4.0
Containers & Packaging	3.4
Electric Utilities	3.2
Capital Markets	3.1
Media	3.1
Hotels, Restaurants & Leisure	2.9
Chemicals	2.9
Oil, Gas & Consumable Fuels	2.7
Pharmaceuticals	2.3
Transportation Infrastructure	2.3
Investment Companies	2.0
Automobiles	1.9
Wireless Telecommunication Services	1.8
Commercial Services & Supplies	1.4
Road & Rail	1.3
Food & Staples Retailing	1.3
Machinery	1.1
Real Estate Management &
Development	0.9
Household Durables	0.9
Specialty Retail	0.9
Internet Software & Services	0.4
Health Care Providers & Services	0.4
IT Services	0.4
Paper & Forest Products	0.4
Construction Materials	0.3
Total	96.1

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2016 (Unaudited) (continued)

At January 31, 2016, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
British Pound	HSBC Bank	2/9/16	1,408,233	2,000,000	2,006,324	(6,324)
European Euro	HSBC Bank	2/9/16	1,850,635	2,000,000	2,005,013	(5,013)
European Euro	HSBC Bank	2/9/16	18,787,195	20,500,000	20,354,405	145,595
				24,500,000	24,365,742	134,258

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	January 31, 2016

1. Organization:

The HSBC Funds Trust (the "Trust"), a Massachusetts business trust organized on April 22, 1987 is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of January 31, 2016, the Trust is composed of 19 separate operational funds, each a series of the HSBC Family of Funds which also includes the HSBC Advisor Funds Trust and the HSBC Portfolios (the "Trusts"). The accompanying Schedules of Portfolio Investments ("Schedules") are presented for the following funds (individually a "Fund," collectively the "Funds"):

Fund	Short Name
HSBC Growth Fund	Growth Fund
HSBC Opportunity Fund	Opportunity Fund
(Individually a "Feeder Fund", collectively the "Feeder Funds")

HSBC Prime Money Market Fund	Prime Money Market Fund
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S.Treasury Money Market Fund	U.S.Treasury Money Market Fund
(Individually a "Money Market Fund", collectively the "Money Markets Funds")

Aggressive Strategy Fund	Aggressive Strategy Fund
Balance Strategy Fund	Balance Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a "World Selection Fund", collectively the "World Selection Funds")

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Total Return Fund	Total Return Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity Fund	Asia ex-Japan Smaller Companies Equity Fund
HSBC Global High Yield Bond Fund	Global High Yield Bond Fund
HSBC Global High Income Bond Fund	Global High Income Bond Fund

HSBC Global Equity Volatility Focused Fund	Global Equity Volatility Focused Fund
HSBC Euro High Yield Bond Fund (USD Hedged)	Euro High Yield Bond Fund
(Individually an "Emerging Markets Fund", collectively the "Emerging Markets Funds")

The Feeder Funds, Money Market Funds, World Selection Funds and Emerging Markets Funds are collectively referred to as the “Funds.”

The HSBC Growth Portfolio and the HSBC Opportunity Portfolio (individually a “Portfolio”, collectively the “Portfolios”) are a diversified series of the HSBC Portfolios (the “Portfolios Trust”). The Portfolios Trust is an open-end management investment company organized as a master trust fund under the laws of the State of New York on November 1, 1994. The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in the Portfolios.

The Feeder Funds utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolios (as defined below):

		Proportionate
		Interest on
Feeder Fund	Respective Portfolio	January 31, 2016
Growth Fund	HSBC Growth Portfolio	100.0
Opportunity Fund	HSBC Opportunity Portfolio	6.7

The Portfolios’ Schedules are published separately and should be read in conjunction with the Schedules of the Feeder Funds.

All of the World Selection Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Affiliated Underlying Funds”), as well as mutual funds managed by other investment advisers and exchange-traded funds (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

All of the Emerging Markets Funds are non-diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Fund and each Portfolio in the preparation of its Schedules. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Funds, Emerging Markets Funds and Portfolios

The Feeder Funds, Emerging Markets Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

C. World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds in which the World Selection Funds are invested are described in their respective notes to financial statements. The valuation techniques employed by the World Selection Funds are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

The Feeder Funds record investments into the Portfolios on a trade date basis.

B. Portfolios, Money Market Funds and Emerging Markets Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

C. World Selection Funds

Changes in holdings of the Underlying Funds for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser based on procedures established by the Board of Trustee ("Trustees") of the Trust and the Portfolios Trust. Therefore, not all restricted securities are considered illiquid. At January 31, 2016, all restricted securities held were deemed liquid.

Participation Notes and Participatory Notes:

The Frontier Markets Fund and Asia ex-Japan Small Companies Equity Fund may invest in participation notes or participatory notes ("P-notes"). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive an dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Fund that holds them to counterparty risk (and this risk bay be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The Funds (except the U.S. Treasury Money Market Fund) may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Money Market Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Money Market Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Money Market Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Money Market Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Money Market Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Money Market Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Money Market Fund would recognize a liability with respect to such excess collateral to reflect the Money Market Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Money Market Fund in the event the Money Market Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Money Market Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Emerging Market Fund may enter into forward foreign currency exchange contracts. The Emerging Market Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Emerging Market Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Emerging Market Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

As of January 31, 2016, the Emerging Markets Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Emerging Markets Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Emerging Markets Funds pay a premium which is recorded as the cost basis in the investment which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Emerging Markets Funds receive a premium which is recorded as a liability which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Emerging Markets Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Emerging Markets Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a predefined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Emerging Markets Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Markets Fund at prearranged exposure levels to cover an Emerging Markets Fund’s exposure to the counterparty.

As of January 31, 2016, the Emerging Markets Funds did not invest in options.

Futures Contracts:

Each Emerging Markets Fund may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Emerging Markets Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Emerging Markets Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Emerging Markets Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Emerging Markets Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2016, the Emerging Market Debt Fund and Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Emerging Markets Funds may enter into swap contracts in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Emerging Markets Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with an Emerging Markets Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as deferred income (liability) or deferred expense (asset), as the case may be. These upfront receipts and payments are amortized to income or expense over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus income on the instruments, less the interest paid by the Fund on the notional amount, is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements”. An Emerging Market Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Emerging Market Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that an Emerging Market Fund is contractually obligated to make. If the other party to an interest rate swap defaults, an Emerging Market Fund’s risk of loss consists of the net amount of interest payments that the Emerging Market Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that an Emerging Market Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of January 31, 2015 for which an Emerging Market Fund is the seller of protection are disclosed in the Schedules. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Emerging Market Fund for the same referenced entity or entities.

The Emerging Markets Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Emerging Markets Funds have sought to mitigate these risks by generally requiring the posting of collateral to an Emerging Market Fund at prearranged exposure levels to cover an Emerging Market Fund’s exposure to the counterparty.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of an Emerging Market Fund would be less favorable than it would have been if this investment technique were not used.

As of January 31, 2016, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund and Total Return Fund also entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

The valuation techniques employed by the Funds and the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' and the Portfolios' investments are summarized in the three broad levels listed below:

● Level 1—quoted prices in active markets for identical assets

● Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

● Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The only transfers between levels as of January 31, 2016 are related to the use of the systematic valuation model to value foreign securities in the Frontier Markets Fund and the Asia ex-Japan Smaller Companies Equity Fund.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds and the Portfolios determine transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Feeder Funds and World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds record their investments in their respective Portfolios at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed below.

Portfolios and Emerging Markets Funds

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales rice would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Emerging Market Funds’ Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques which take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities and are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Emerging Market Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolios and Emerging Markets Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Emerging Market Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Portfolios or Emerging Market Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Emerging Market Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Emerging Market Fund may differ from the value that would be released if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Emerging Markets Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When an Emerging Market Fund uses such a valuation model, the value assigned to the Emerging Market Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Emerging Market Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method that may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

As of the beginning and end of the quarter ended January 31, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of January 31, 2016 in valuing the Funds’ and Portfolios’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Growth Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	64,747,829	–	64,747,829
Total Investment Securities	–	64,747,829	–	64,747,829

Opportunity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	15,258,178	–	15,258,178
Total Investment Securities	–	15,258,178	–	15,258,178

Prime Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Certificates of Deposit	–	3,300,012,786	–	3,300,012,786
Commercial Paper and Notes	–	2,424,206,207	–	2,424,206,207
Corporate Obligations	–	64,999,894	–	64,999,894
Yankee Dollars	–	201,289,504	–	201,289,504
U.S. Treasury Obligation	–	136,771,316	–	136,771,316
Time Deposits	–	1,269,000,000	–	1,269,000,000
Total Investment Securities	–	7,396,279,707	–	7,396,279,707

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	2,657,738,693	–	2,657,738,693
U.S. Treasury Obligations	–	512,344,770	–	512,344,770
Repurchase Agreements	–	3,540,000,000	–	3,540,000,000
Total Investment Securities	–	6,710,083,463	–	6,710,083,463

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,358,088,735	–	1,358,088,735
Total Investment Securities	–	1,358,088,735	–	1,358,088,735

Aggressive Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Company	408,712	–	–	408,712
Exchange Traded Funds	5,179,520	–	–	5,179,520
Unaffiliated Investment Companies	8,448,980	–	–	8,448,980
Total Investment Securities	14,037,212	–	–	14,037,212

Balanced Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	3,380,685	–	–	3,380,685
Exchange Traded Funds	11,163,184	–	–	11,163,184
Unaffiliated Investment Companies	21,858,985	–	–	21,858,985
Total Investment Securities	36,402,854	–	–	36,402,854

Moderate Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	3,485,160	–	–	3,485,160
Exchange Traded Funds	15,434,885	–	–	15,434,885
Unaffiliated Investment Companies	15,482,378	–	–	15,482,378
Total Investment Securities	34,402,423	–	–	34,402,423

Conservative Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	951,365	–	–	951,365
Exchange Traded Funds	9,871,762	–	–	9,871,762
Unaffiliated Investment Companies	4,775,393	–	–	4,775,393
Total Investment Securities	15,598,520	–	–	15,598,520

Income Strategy Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	25,068	–	–	25,068
Exchange Traded Funds	753,194	–	–	753,194
Unaffiliated Investment Companies	289,738	–	–	289,738
Total Investment Securities	1,068,000	–	–	1,068,000

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Yankee Dollars	–	9,353,933	–	9,353,933
Corporate Bonds	–	75,762	–	75,762
Investment Company	1,186,861	–	–	1,186,861
U.S. Treasury Obligation	–	100,672	–	100,672
Total Investment Securities	1,186,861	9,530,367	–	10,717,228
Other Financial Instruments:(b)
Futures Contracts	(3,783)	–	–	(3,783)
Credit Default Swaps	–	(84,276)	–	(84,276)
Forward Currency Contracts	–	(51,354)	–	(51,354)
Total Investments	1,183,078	9,394,737	–	10,577,815

Emerging Markets Local Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	9,101,332	–	9,101,332
Yankee Dollar	–	199,802	–	199,802
Investment Company	2,149,169	–	–	2,149,169
Total Investment Securities	2,149,169	9,301,134	–	11,450,303
Other Financial Instruments:(b)
Interest Rate Swaps	–	(38,957)	–	(38,957)
Forward Currency Contracts	–	(143,173)	–	(143,173)
Total Investments	2,149,169	9,119,004	–	11,268,173

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks
Banks	9,102,110	15,830,757	–	24,932,867
Construction Materials	991,877	3,320,553	–	4,312,430
Oil, Gas and consumables	440,770	–	–	440,770
Other Common Stocks		29,140,790	–	29,140,790
Convertible Corporate Bonds	–	215,418	–	215,418
Participatory Notes	–	6,848,413	–	6,848,413
Total Investment Securities	10,534,757	55,355,931	–	65,890,688

Total Return Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	42,793,244	–	42,793,244
Yankee Dollars	–	226,797,866	–	226,797,866
Corporate Bonds	–	12,277,720	–	12,277,720
Investment Company	16,760,794	–	–	16,760,794
U.S. Treasury Obligations	–	136,712,087	–	136,712,087
Total Investment Securities	16,760,794	418,580,917	–	435,341,711
Other Financial Instruments:(b)
Futures Contracts	(447,046)	–	–	(447,046)
Interest Rate Swaps	–	(745,451)	–	(745,451)
Credit Default Swaps	–	(2,600,673)	–	(2,600,673)
Forward Currency Contracts	–	7,116,058	–	7,116,058
Total Investments	16,313,748	422,350,851	–	438,664,599

Asia ex-Japan Smaller Companies Equity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	–	7,915,473	–	7,915,473
Exchange-Traded Funds	931,003	–	–	931,003
Investment Company	158,723	–	–	158,723
Total Investment Securities	1,089,726	7,915,473	–	9,005,199
Total Investments	1,089,726	7,915,473	–	9,005,199

Global High Yield Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	4,263,111	–	4,263,111
Yankee Dollars	–	4,027,810	–	4,027,810
Corporate Bonds	–	12,200,697	–	12,200,697
Exchange Traded Fund	183,352	–	–	183,352
Investment Company	2,527,900	–	–	2,527,900
Total Investment Securities	2,711,252	20,491,618	–	23,202,870
Other Financial Instruments:(b)
Credit Default Swap	–	(2)	–	(2)
Forward Currency Contracts	–	45,491	–	45,491
Total Investments	2,711,252	20,537,111	–	23,248,363

Global High Income Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	5,653,018	–	5,653,018
Yankee Dollars	–	7,244,700	–	7,244,700
Corporate Bonds	–	8,813,943	–	8,813,943
Exchange Traded Fund	141,309	–	–	141,309
Investment Company	1,787,595	–	–	1,787,595
Total Investment Securities	1,928,904	21,711,661	–	23,640,565
Other Financial Instruments:(b)
Forward Currency Contracts	–	71,068	–	71,068
Total Investments	1,928,904	21,782,729	–	23,711,633

Global Equity Volatility Focused Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks
Banks	260,181	757,315	–	1,017,496
Beverages	237,978	–	–	237,978
Containers & Packaging	185,166	–	–	185,166
Food Products	238,657	186,068	–	424,725
Health Care Equipment & Supplies	191,282	–	–	191,282
Health Care Provider & Services	211,314	–	–	211,314
Household Products	240,788	–	–	240,788
Insurance	510,345	369,408	–	879,753
IT Services	332,498	188,537	–	521,035
Machinery	191,759	–	–	191,759
Media	109,658	–	–	109,658
Multiline Retail	142,194	184,232	–	326,426
Oil, Gas & Consumable Fuels	192,757	134,320	–	327,077
Pharmaceuticals	230,499	180,724	–	411,223
Road & Rail	191,565	–	–	191,565
Semiconductors & Semiconductor Equipment	124,762	33,612	–	158,374
Specialty Retail	691,366	179,644	–	871,010
Tobacco	409,450	137,090	–	546,540
Other Common Stocks	–	2,497,813	–	2,497,813
Investment Company	69,941	–	–	69,941
Total Investment Securities	4,762,162	4,848,763	–	9,610,923

Euro High Yield Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	23,825,753	–	23,825,753
Investment Company	500,000	–	–	500,000
Total Investment Securities	500,000	23,825,753	–	24,325,753
Other Financial Instruments:(b)
Forward Currency Contracts	–	134,258	–	134,258
Total Investments	500,000	23,960,011	–	24,460,011

Growth Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	60,841,160	–	–	60,841,160
Investment Company	3,118,145	–	–	3,118,145
Total Investment Securities	63,959,305	–	–	63,959,305

Opportunity Portfolio
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	214,524,332	–	–	214,524,332
Investment Company	11,585,820	–	–	11,585,820
Total Investment Securities	226,110,152	–	–	226,110,152

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.
(b)

Other Financial Instruments are derivative instruments not reflected in the total investment securities, such as futures contracts and forward currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

4. Investment Risks:

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including futures and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

4. Federal Income Tax Information:

At January 31, 2016, the cost basis of securities (which excludes investments in Affiliated Portfolios) for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund Name	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Growth Portfolio	56,185,996	10,540,882	(2,767,573)	7,773,309
Opportunity Portfolio	230,545,433	20,215,689	(24,650,970)	(4,435,281)
Prime Money Market Fund	7,396,279,707	–	–	–
U.S. Government Money Market Fund	6,710,083,463	–	–	–
U.S. Treasury Money Market Fund	1,358,086,951	1,784	–	1,784
Aggressive Strategy Fund	15,477,459	–	(1,440,247)	(1,440,247)
Balanced Strategy Fund	40,384,160	–	(3,981,306)	(3,981,306)
Moderate Growth Strategy Fund	37,380,554	18,296	(2,996,427)	(2,978,131)
Conservative Growth Strategy Fund	16,343,716	70,272	(815,468)	(745,196)
Income Strategy Fund	1,099,062	11,898	(42,960)	(31,062)
Emerging Markets Debt Fund	11,383,417	81,238	(747,427)	(666,189)
Emerging Markets Local Debt Fund	13,943,215	12,944	(2,505,856)	(2,492,912)
Frontier Markets Fund	85,524,625	2,632,711	(22,266,648)	(19,633,937)
Total Return Fund	454,770,450	1,412,723	(20,841,462)	(19,428,739)
Asia ex-Japan Smaller Companies Equity Fund	9,833,706	420,724	(1,249,231)	(828,507)
Global High Yield Bond Fund	25,270,641	38,640	(2,106,411)	(2,067,771)
Global High Income Bond Fund	24,936,562	87,682	(1,383,679)	(1,295,997)
Global Equity Volatility Focused Fund	10,005,234	214,948	(609,259)	(394,311)
Euro High Yield Bond Fund	24,148,636	232,738	(55,621)	177,117

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 23, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 23, 2016

By (Signature and Title)	/s/ Scott Rhodes
Scott Rhodes, Treasurer

Date	March 23, 2016